UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6383

Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report August 31, 2010

Nuveen Michigan Quality Income Municipal Fund, Inc.
NUM

Nuveen Michigan Premium Income Municipal Fund, Inc.
NMP

Nuveen Michigan Dividend Advantage Municipal Fund
NZW

Nuveen Ohio Quality Income Municipal Fund, Inc.
NUO

Nuveen Ohio Dividend Advantage Municipal Fund
NXI

Nuveen Ohio Dividend Advantage Municipal Fund 2
NBJ

Nuveen Ohio Dividend Advantage Municipal Fund 3
NVJ

August

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments, Inc. announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp’s FAF Advisors (FAF). Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $150 billion of assets across several high-quality affiliates, will manage a combined total of about $175 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors, Winslow Capital and Nuveen HydePark.

The transaction is expected to close late in 2010, subject to customary conditions.

Chairman’s
Letter to Shareholders

Dear Shareholder,

Recent months have revealed the fragility and disparity of the global economic recovery. In the U.S., the rate of economic growth has slowed as various stimulus programs have started to wind down, exposing weakness in the underlying economy. In contrast, many emerging market countries are experiencing a return to comparatively high rates of growth. Confidence in global financial markets has been undermined by concerns about high sovereign debt levels in Europe and the U.S. Until these countries can begin credible programs to reduce their budgetary deficits, market unease and hesitation will remain. On a more positive note, even though the countries now enjoying the strongest recovery depend on exports to countries with trade deficits, these importing countries have resisted the temptation to damage world trade by erecting trade barriers.

The U.S. economy is subject to unusually high levels of uncertainty as it struggles to recover from a devastating financial crisis. Unemployment remains stubbornly high, due to what appears to be both cyclical and structural forces. Federal Reserve policy makers are considering novel approaches to provide support to the economy, and administration policy makers are debating additional stimulus measures. However, the high levels of debt owed both by U.S. consumers and the U.S. government limit their ability to engineer a stronger economic recovery.

The U.S. financial markets reflect the crosscurrents now impacting the U.S. economy. Today’s historically low interest rates reflect the Fed’s easy monetary policy and the demand for U.S. government debt by U.S. and overseas investors looking for a safe haven for investment. Despite a continued corporate earnings recovery, equity markets continue to reflect concern about the possibility of a “double dip” recession. Encouragingly, financial institutions are rebuilding their balance sheets and the financial reform legislation enacted this summer has the potential to address many of the most significant contributors to the financial crisis, although many details still have to be worked out.

In this difficult environment, your Nuveen investment team continues to seek sustainable investment opportunities and, at the same time, remains alert for potential risks that may result from a recovery still facing many headwinds. As your representative, the Nuveen Fund Board monitors the activities of each investment team to assure that all maintain their investment disciplines. As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund.

On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
October 21, 2010

Nuveen Investments 1

Portfolio Manager’s Comments

Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)

Portfolio manager Daniel Close reviews key investment strategies and the performance of the Nuveen Michigan and Ohio Funds for the six-month period ended August 31, 2010. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for these seven Funds in 2007.

What key strategies were used to manage the Michigan and Ohio Funds during the six-month reporting period ended August 31, 2010?

During this period, the combination of strong demand and tighter supply of new tax-exempt municipal issuance continued to create favorable supply/demand conditions that helped to support municipal bond prices. One reason for the decline in new tax-exempt supply was the continued issuance of taxable municipal debt under the Build America Bond program. These bonds, first issued in April 2009, generally offer municipal issuers a federal subsidy equal to 35% of a security’s interest payments, often providing issuers with an attractive alternative to traditional tax-exempt debt. For the six months ended August 31, 2010, taxable Build America Bond issuance totaled $49.4 billion, representing more than 24% of new bonds in the municipal marketplace nationwide. In Michigan and Ohio during this period, Build America Bonds accounted for approximately 22% and 27% of municipal supply, respectively, meaningfully impacting the availability of tax-exempt supply in these two states. Since interest payments from Build America Bonds represent taxable income, we do not view these bonds as good investment opportunities for these Funds.

Despite these constrained issuance of tax-exempt municipal bonds, we continued to find attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. In the Michigan Funds, we found value in several areas of the market, including lower-rated health care credits and higher education bonds issued for Michigan State University. NUM also added housing bonds during this period. Because of the limitations placed on tax-exempt municipal supply by the Build America Bond program, we

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings refers to the highest rating assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”) such as Standard & Poor’s, Moody’s, or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

2 Nuveen Investments

also purchased out-of-state paper when necessary to keep the Michigan Funds fully invested, including bonds issued for an electric utility and a tollroad project.

In the Ohio Funds, our purchases included higher-rated health care issues, continuing care retirement community (CCRC) credits and general obligation (GO) bonds issued by Lucas County and the City of Columbus. During the period, the Ohio Funds also swapped some of their longer-dated Buckeye tobacco holdings for tobacco bonds with shorter maturities. This swap benefited the Funds by enhancing income generation through higher book yields, potentially reducing risk by shortening the average life of their tobacco exposure and recognizing losses for tax purposes.

Some of our investment activity during this period resulted from opportunities created by the provisions of the Build America Bond program. For example, tax-exempt municipal supply was more plentiful in the health care and higher education sectors because, as 501(c)(3) (nonprofit) organizations, hospitals and private universities generally do not qualify for the Build America Bond program and must continue to issue bonds in the tax-exempt municipal market. Bonds with proceeds earmarked for refundings, working capital and private activities also are not covered by the Build America Bond program and this resulted in attractive opportunities in various other sectors of the market.

The impact of the Build America Bond program was also evident in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Even though this program significantly reduced the availability of tax-exempt credits with longer maturities, we continued to find good opportunities to purchase attractive longer-term bonds for these Funds.

Cash for new purchases during this period was generated primarily by the proceeds from called and maturing bonds, which we worked to redeploy to keep the Funds fully invested. Most of these Funds also saw a small amount of selling, mainly of pre-refunded bonds, in order to fund additional purchases. In addition, NUO closed out its position in a lower-rated hospital due to our unfavorable outlook on this holding’s long-term prospects. On the whole, however, selling was relatively limited during this period, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of August 31, 2010, all seven of these Funds continued to use inverse floating rate securities.1 We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

1
An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

Nuveen Investments 3

How did the Funds perform?

Individual results for the Nuveen Michigan and Ohio Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 8/31/10
	6-Month	1-Year	5-Year	10-Year
Michigan Funds
NUM	7.76%	13.75%	4.72%	6.60%
NMP	6.73%	12.68%	4.47%	6.34%
NZW	7.19%	12.47%	4.42%	N/A
Standard & Poor’s (S&P) Michigan Municipal Bond Index2	5.69%	11.43%	4.54%	5.63%
Standard & Poor’s (S&P) National Municipal Bond Index3	5.53%	10.19%	4.77%	5.67%
Lipper Michigan Municipal Debt Funds Average4	7.56%	13.78%	4.28%	6.52%

Ohio Funds
NUO	6.47%	13.68%	5.15%	6.47%
NXI	5.65%	11.87%	5.19%	N/A
NBJ	5.71%	14.34%	4.80%	N/A
NVJ	5.49%	11.76%	5.23%	N/A
Standard & Poor’s (S&P) Ohio Municipal Bond Index2	4.01%	8.97%	4.13%	5.28%
Standard & Poor’s (S&P) National Municipal Bond Index3	5.53%	10.19%	4.77%	5.67%
Lipper Other States Municipal Debt Funds Average5	7.06%	14.69%	4.64%	6.41%

For the six months ended August 31, 2010, the cumulative returns on common share net asset value (NAV) for all of the Michigan and Ohio Funds exceeded the returns for their respective state’s Standard & Poor’s (S&P) Municipal Bond Index. NUM, NMP, NZW, NUO, NXI and NBJ also outperformed the S&P National Municipal Bond Index, while NVJ performed in line with the national index. For the same period, NUM exceeded the average return for the Lipper Michigan Municipal Debt Funds Average, while the other six Funds trailed the averages for their respective Lipper averages. Shareholders of the Ohio Funds should note that the performance of the Lipper Other States category represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, which may make direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of structural leverage was an important positive factor during this period. The impact of structural leverage is discussed in more detail on page five.

During this period, bonds with longer maturities generally outperformed those with shorter maturities, with bonds at the longest end of the municipal yield curve posting the strongest returns. The outperformance of longer term bonds was due in part to the decline in interest rates, particularly at the longer end of the curve. The scarcity of tax-

*	Six-month returns are cumulative; all other returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

2
The Standard & Poor's (S&P) Municipal Bond Indexes for Michigan and Ohio are unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade Michigan and Ohio municipal bond markets, respectively. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

3
The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

4
The Lipper Michigan Municipal Debt Funds Average is calculated using the returns of all leveraged and unleveraged closed-end funds in this category for each period as follows: 6-months, 5 funds; 1-year, 5 funds; 5-year, 5 funds; and 10-year, 3 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

5
The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all leveraged and unleveraged closed-end funds in this category for each period as follows: 6-month, 46 funds; 1- year, 46 funds; 5-year, 46 funds; and 10-year, 20 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

4 Nuveen Investments

exempt bonds with longer maturities also drove up the prices of these bonds. Overall, yield curve positioning and duration proved positive for the performance of NUM, NMP, NZW and NUO, with NUM having the longest duration among these four Funds. In general, all four of these Funds were underweighted in the shorter part of the yield curve that produced weaker returns and overweighted in the outperforming longer segment. In the other three Ohio Funds, yield curve positioning and duration was a neutral to slightly negative factor.

Credit exposure also played an important role in the performance of these Funds. The demand for municipal bonds increased during this period driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk. At the same time, the supply of new tax-exempt municipal paper declined, due largely to the Build America Bond program. As investors bid up municipal bond prices, bonds rated single-A, BBB or below and non-rated bonds generally outperformed those rated AAA or AA. All of the Funds in this report except NZW received a positive contribution from their credit quality allocations. In NZW, ratings exposure was a neutral factor.

Revenue bonds as a whole performed well, with leasing, special tax and education among the other sectors that outperformed the general municipal market. Zero coupon bonds also were among the strongest performers and general obligation and other tax-supported bonds outpaced the market for the first time in about a year. All of the Michigan and Ohio Funds were underweighted in the outperforming tax-supported sector.

Pre-refunded bonds, which are often backed by U.S. Treasury securities, continued to perform poorly during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of August 31, 2010, NXI and NVJ held the heaviest weightings of pre-refunded bonds among these Funds, which detracted from their performance. Among the revenue sectors, resource recovery trailed the overall municipal market by the widest margin and industrial development revenue (IDR), housing, and electric utilities also turned in weaker performances.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of these Funds relative to the comparative indexes was the Funds’ use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising.

Nuveen Investments 5

Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ LEVERAGED CAPITAL STRUCTURE

Shortly after their inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares, a floating rate form of preferred stock. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of five years.

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

During 2010, 33 Nuveen leveraged closed-end funds (excluding those Funds in this report) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to

6 Nuveen Investments

take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, twenty of the funds that received demand letters were named as nominal defendants in a putative shareholder derivative action complaint captioned Safier and Smith v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on July 27, 2010. Three additional funds were named as nominal defendants in a similar complaint captioned Curbow v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on August 12, 2010, and three additional funds were named as nominal defendants in a similar complaint captioned Beidler v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on September 21, 2010 (collectively, the “Complaints”). The Complaints, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Asset Management as a defendant, together with current and former Officers and interested Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaints contain the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. Nuveen Asset Management believes that the Complaints are without merit, and intends to defend vigorously against these charges.

As of August 31, 2010, the amounts of ARPS redeemed by the Funds are as shown in the accompanying table.

	Auction Rate	% of Original
	Preferred	Auction
	Shares	Rate
Fund	Redeemed	Preferred Share
NUM	$6,675,000	7.1%
NMP	$2,300,000	4.1%
NZW	$1,725,000	10.8%
NUO	$4,000,000	5.2%
NXI	$2,000,000	6.5%
NBJ	$2,400,000	10.0%
NVJ	$1,000,000	6.1%

During the six-month reporting period, NXI and NBJ filed with the Securities and Exchange Commission (SEC) a registration statement seeking to register MTP. These registration statements, declared effective by the SEC, enable the Funds to issue to the public shares of MTP to refinance all or a portion of their ARPS. The issuance of MTP by the Funds is subject to market conditions. There is no assurance that these MTP shares will be issued.

As of August 31, 2010, 83 out of the 84 Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen’s municipal closed-end funds’ ARPS redemptions to approximately $5.5 billion of the approximately $11 billion outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

Nuveen Investments 7

Common Share Dividend
and Share Price Information

During the six-month reporting period ended August 31, 2010, all seven of the Michigan and Ohio Funds had one monthly dividend increase. NMP also had an additional dividend increase that was declared just prior to the start of this reporting period and took effect in March 2010.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2010, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of August 31, 2010, and the since inception of the Funds’ repurchase program, the following Funds have cumulatively repurchased common shares as shown in the accompanying table.

	Common Shares	% of Outstanding
Fund	Repurchased	Common Shares
NUM	153,900	1.3%
NMP	141,300	1.9%
NZW	12,200	0.6%
NUO	—	—
NXI	600	0.0%*
NBJ	–	–
NVJ	1,700	0.1%

* Rounds to less than 0.1%

8 Nuveen Investments

During the six-month reporting period, the following Fund repurchased common shares at a weighted average price and a weighted average discount per common share as shown in the accompanying table.

		Weighted	Weighted
		Average	Average
	Common	Price	Discount
	Shares	Per Share	Per Share
Fund	Repurchased	Repurchased	Repurchased
NMP	4,200	$12.83	11.54%

As of August 31, 2010, the Funds’ common share prices were trading at (+) premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

	8/31/10	Six-Month Average
Fund	(+)Premium/(-) Discount	(+) Premium/(-) Discount
NUM	-5.80%	-8.65%
NMP	-6.56%	-9.40%
NZW	-5.41%	-8.75%
NUO	-1.61%	-1.98%
NXI	-1.29%	-1.02%
NBJ	-2.11%	-2.00%
NVJ	+2.99%	+1.11%

Nuveen Investments 9

NUM	Nuveen Michigan
Quality Income
Performance	Municipal Fund, Inc.
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$14.61
Common Share Net Asset Value (NAV)		$15.51
Premium/(Discount) to NAV		-5.80%
Market Yield		5.75%
Taxable-Equivalent Yield1		8.35%
Net Assets Applicable to
Common Shares ($000)		$179,294
Average Effective
Maturity on Securities (Years)		15.27
Leverage-Adjusted Duration		7.52

Average Annual Total Return
(Inception 10/17/91)
	On Share Price	On NAV
6-Month (Cumulative)	16.29%	7.76%
1-Year	22.25%	13.75%
5-Year	4.33%	4.72%
10-Year	6.96%	6.60%

Portfolio Composition
(as a % of total investments)
Tax Obligation/General		37.4%
U.S. Guaranteed		14.4%
Tax Obligation/Limited		12.4%
Utilities		10.3%
Health Care		10.0%
Water and Sewer		7.5%
Other		8.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.
1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.
2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

10 Nuveen Investments

NMP
Performance	Nuveen Michigan Premium Income
OVERVIEW	Municipal Fund, Inc.

as of August 31, 2010

Fund Snapshot
Common Share Price		$13.97
Common Share Net Asset Value (NAV)		$14.95
Premium/(Discount) to NAV		-6.56%
Market Yield		5.97%
Taxable-Equivalent Yield1		8.66%
Net Assets Applicable to
Common Shares ($000)		$113,759
Average Effective
Maturity on Securities (Years)		16.37
Leverage-Adjusted Duration		6.05

Average Annual Total Return
(Inception 12/17/92)
	On Share Price	On NAV
6-Month (Cumulative)	15.20%	6.73%
1-Year	21.05%	12.68%
5-Year	3.76%	4.47%
10-Year	6.89%	6.34%

Portfolio Composition
(as a % of total investments)
Tax Obligation/General		38.8%
Tax Obligation/Limited		14.1%
Water and Sewer		12.1%
Utilities		10.1%
Health Care		9.5%
U.S. Guaranteed		6.8%
Other		8.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.
1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.
2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen Investments 11

NZW	Nuveen Michigan
Dividend Advantage
Performance	Municipal Fund
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$13.99
Common Share Net Asset Value (NAV)		$14.79
Premium/(Discount) to NAV		-5.41%
Market Yield		5.75%
Taxable-Equivalent Yield1		8.35%
Net Assets Applicable to
Common Shares ($000)		$30,387
Average Effective
Maturity on Securities (Years)		16.00
Leverage-Adjusted Duration		6.92

Average Annual Total Return
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	15.93%	7.19%
1-Year	21.57%	12.47%
5-Year	3.26%	4.42%
Since Inception	5.06%	6.06%

Portfolio Composition
(as a % of total investments)
Tax Obligation/General		29.6%
U.S. Guaranteed		13.7%
Utilities		12.7%
Tax Obligation/Limited		11.3%
Health Care		10.5%
Water and Sewer		9.9%
Other		12.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.
1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.
2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

12 Nuveen Investments

NUO
Performance	Nuveen Ohio Quality Income
OVERVIEW	Municipal Fund, Inc.

as of August 31, 2010

Fund Snapshot
Common Share Price		$16.46
Common Share Net Asset Value (NAV)		$16.73
Premium/(Discount) to NAV		-1.61%
Market Yield		5.47%
Taxable-Equivalent Yield1		8.06%
Net Assets Applicable to
Common Shares ($000)		$163,023
Average Effective
Maturity on Securities (Years)		15.88
Leverage-Adjusted Duration		7.15

Average Annual Total Return
(Inception 10/17/91)
	On Share Price	On NAV
6-Month (Cumulative)	8.63%	6.47%
1-Year	19.52%	13.68%
5-Year	4.98%	5.15%
10-Year	5.93%	6.47%

Portfolio Composition
(as a % of total investments)
Tax Obligation/General		28.5%
Health Care		16.2%
U.S. Guaranteed		12.0%
Tax Obligation/Limited		11.4%
Education and Civic Organizations		10.3%
Consumer Staples		5.2%
Utilities		4.6%
Other		11.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.
1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.
2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen Investments 13

NXI	Nuveen Ohio
Dividend Advantage
Performance	Municipal Fund
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$15.36
Common Share Net Asset Value (NAV)		$15.56
Premium/(Discount) to NAV		-1.29%
Market Yield		5.74%
Taxable-Equivalent Yield1		8.45%
Net Assets Applicable to
Common Shares ($000)		$66,049
Average Effective
Maturity on Securities (Years)		14.77
Leverage-Adjusted Duration		6.79

Average Annual Total Return
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	9.13%	5.65%
1-Year	19.16%	11.87%
5-Year	4.23%	5.19%
Since Inception	6.06%	6.70%

Portfolio Composition
(as a % of total investments)
U.S. Guaranteed		21.5%
Tax Obligation/General		18.5%
Tax Obligation/Limited		13.8%
Health Care		13.7%
Utilities		6.9%
Education and Civic Organizations		6.3%
Housing/Multifamily		5.0%
Other		14.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.
1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.
2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
3	The Fund paid shareholders net ordinary income distributions in December 2009 of $0.0094 per share.

14 Nuveen Investments

NBJ
Performance	Nuveen Ohio Dividend Advantage
OVERVIEW	Municipal Fund 2
as of August 31, 2010

Fund Snapshot
Common Share Price		$14.83
Common Share Net Asset Value (NAV)		$15.15
Premium/(Discount) to NAV		-2.11%
Market Yield		5.66%
Taxable-Equivalent Yield1		8.34%
Net Assets Applicable to
Common Shares ($000)		$47,304
Average Effective
Maturity on Securities (Years)		16.45
Leverage-Adjusted Duration		6.57

Average Annual Total Return
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	10.18%	5.71%
1-Year	22.43%	14.34%
5-Year	5.06%	4.80%
Since Inception	5.61%	6.27%

Portfolio Composition
(as a % of total investments)
Tax Obligation/General		30.5%
Health Care		18.7%
Tax Obligation/Limited		10.3%
U.S. Guaranteed		9.7%
Education and Civic Organizations		7.9%
Industrials		7.4%
Utilities		6.7%
Other		8.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.
1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.
2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen Investments 15

NVJ
Nuveen Ohio
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3

as of August 31, 2010

Fund Snapshot
Common Share Price		$16.18
Common Share Net Asset Value (NAV)		$15.71
Premium/(Discount) to NAV		2.99%
Market Yield		5.60%
Taxable-Equivalent Yield1		8.25%
Net Assets Applicable to
Common Shares ($000)		$33,895
Average Effective
Maturity on Securities (Years)		14.98
Leverage-Adjusted Duration		7.58

Average Annual Total Return
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	9.56%	5.49%
1-Year	24.93%	11.76%
5-Year	6.12%	5.23%
Since Inception	6.68%	6.72%

Portfolio Composition
(as a % of total investments)
Tax Obligation/General		25.0%
U.S. Guaranteed		21.1%
Health Care		16.9%
Tax Obligation/Limited		9.5%
Utilities		5.3%
Industrials		4.9%
Consumer Staples		4.6%
Other		12.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.
1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.
2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

16 Nuveen Investments

Nuveen Michigan Quality Income Municipal Fund, Inc.
NUM Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.9% (1.3% of Total Investments)
$ 4,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$ 3,495,720
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 4.2% (2.8% of Total Investments)
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	N/R	1,693,779
	Kettering University, Series 2001, 5.500%, 9/01/17 – AMBAC Insured
1,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AA	1,500,000
	9/01/10 – AMBAC Insured (Alternative Minimum Tax)
1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	1,018,420
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
2,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	2,183,300
1,115	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/22 –	10/13 at 100.00	Aa3	1,206,452
	NPFG Insured
7,300	Total Education and Civic Organizations			7,601,951
	Health Care – 15.1% (10.0% of Total Investments)
2,700	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/11 at 100.00	BB–	2,544,507
	Obligated Group, Series 1998A, 5.250%, 8/15/28
4,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	4,262,934
	Refunding Series 2009, 5.750%, 11/15/39
4,075	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	4,122,433
	Series 2002A, 5.750%, 4/01/32
2,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Mid-Michigan Obligated	6/19 at 100.00	AAA	2,706,875
	Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial	11/10 at 100.50	BBB	1,010,380
	Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
1,500	5.000%, 5/15/26	5/15 at 100.00	Baa3	1,435,350
2,055	5.000%, 5/15/34	5/15 at 100.00	Baa3	1,874,016
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,399,895
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	5,507,810
	Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured
2,195	University of Michigan, Medical Service Plan Revenue Bonds, Series 1991, 0.000%, 12/01/10	No Opt. Call	AA+	2,192,344
26,775	Total Health Care			27,056,544
	Housing/Multifamily – 3.6% (2.4% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AAA	2,866,878
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
140	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	10/10 at 100.50	AA	140,368
	10/01/37 – NPFG Insured (Alternative Minimum Tax)
1,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	1,337,700
	4/01/31 – AGM Insured (Alternative Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	211,796
	5.700%, 10/01/39
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,849,455
	5.000%, 10/01/35
6,140	Total Housing/Multifamily			6,406,197
	Materials – 0.7% (0.5% of Total Investments)
1,250	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,266,163
	International Paper Company, Series 2004A, 4.800%, 11/01/18

Nuveen Investments 17

Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
NUM Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 56.2% (37.4% of Total Investments)
$ 1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation	5/12 at 100.00	Aa2	$ 1,054,610
	Refunding Bonds, Series 2002, 5.000%, 5/01/25
	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General
	Obligation Refunding Bonds, Series 2001:
2,500	5.000%, 5/01/21	5/11 at 100.00	Aa2	2,567,725
3,200	5.000%, 5/01/29	5/11 at 100.00	Aa2	3,221,184
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,077,390
	Series 2008, 5.000%, 5/01/38
1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation	5/12 at 100.00	Aa2	1,415,634
	Bonds, Series 2002, 5.500%, 5/01/16
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/13 at 100.00	Aa2	2,301,778
	Bonds, Series 2003, 5.250%, 5/01/20
1,000	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	Aa2	1,070,470
	Bonds, Series 2005, 5.000%, 5/01/25 – NPFG Insured
2,319	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	AA–	2,433,999
	Bonds, Tender Option Bond Trust 2008-1096, 7.812%, 5/01/32 – NPFG Insured (IF)
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	Aa2	2,374,020
	6.000%, 5/01/19 – FGIC Insured
700	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	11/10 at 100.00	A	701,358
	Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured
285	East Grand Rapids Public Schools, County of Kent, State of Michigan, General Obligation Bonds,	5/11 at 100.00	AA	287,514
	Series 2001, Refunding, 5.125%, 5/01/29
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	4,901,497
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,556,250
5,305	0.000%, 12/01/29	No Opt. Call	AAA	2,299,558
1,700	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	1,863,183
	9/01/27 – NPFG Insured
2,000	Hartland Consolidated School District, Livingston County, Michigan, General Obligation	5/11 at 100.00	Aa2	2,014,340
	Refunding Bonds, Series 2001, 5.125%, 5/01/29
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2	1,523,130
	5.000%, 5/01/21
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	1,176,197
	Bonds, Series 2004, 5.000%, 5/01/22 – AGM Insured
1,935	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AAA	2,093,786
	AGM Insured
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	207,434
	5.000%, 5/01/35 – AGM Insured
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	Aa2	2,706,527
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured
2,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa2	3,013,247
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	899,470
	2007, 5.000%, 5/01/37 – AGM Insured
1,500	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	1,583,790
	5.000%, 5/01/30 – SYNCORA GTY Insured
2,100	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	2,342,655
	Series 2005, 5.000%, 6/01/18 – AGM Insured
4,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A,	5/13 at 100.00	Aa2	4,358,400
	5.250%, 5/01/20

18 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 100	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	Aa2	$ 114,835
	5.500%, 11/01/25
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa3	3,082,950
	5/01/22 – NPFG Insured
1,100	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AA	1,132,021
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,000	Oakland County Building Authority, Michigan, General Obligation Bonds, Series 2002,	9/11 at 100.00	AAA	1,026,000
	5.125%, 9/01/22
3,950	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	4,168,277
	Series 2007, 5.000%, 5/01/36 – AGM Insured
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA–	1,790,563
	5.000%, 5/01/22 – NPFG Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – NPFG Insured (UB)	8/17 at 100.00	Aaa	4,771,920
1,120	5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	1,206,330
1,245	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	AAA	1,304,947
	Bond Trust 2836, 10.812%, 5/01/15 – AGM Insured (IF)
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General	5/14 at 100.00	Aa2	4,579,568
	Obligation Bonds, Series 2004, 5.000%, 5/01/26 – FGIC Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,054,270
	5/01/33 – AGM Insured
200	South Haven, Van Buren County,Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AAA	213,098
	2009, 5.125%, 12/01/33 – AGC Insured
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School	5/15 at 100.00	Aa2	3,303,969
	Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+	1,773,101
	5.000%, 5/01/26 – NPFG Insured
2,200	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	2,304,544
	2007, 5.000%, 5/01/32 – NPFG Insured
2,000	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	2,103,160
	5/01/34 – AGM Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1	2,578,189
	5.000%, 5/01/19 – NPFG Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
310	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	AAA	330,383
575	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AAA	602,359
1,215	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	A	1,319,697
	6.750%, 11/01/39
5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	A	5,084,900
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 – NPFG Insured
3,350	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AAA	3,800,743
	5/01/17 – AGM Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	Aa3	2,073,502
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
102,679	Total Tax Obligation/General			100,764,472

Nuveen Investments 19

Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
NUM Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 18.7% (12.4% of Total Investments)
$ 1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	$ 1,163,930
	Series 1998, 5.000%, 4/01/16
1,345	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AA	1,399,701
	Series 2001, 5.125%, 10/01/26 – NPFG Insured
20	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series	11/10 at 100.00	Aa3	20,080
	1992D, 6.650%, 5/01/12
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	2,183,251
	10/15/33 – AMBAC Insured
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
7,000	0.000%, 10/15/27 – FGIC Insured	10/16 at 58.27	AAA	3,074,890
6,200	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA	2,572,876
4,440	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	4,535,993
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,559,306
5,000	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	5,404,800
3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 – AGM Insured	10/12 at 100.00	AAA	3,790,745
17,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	2,342,430
	8/01/44 – NPFG Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	1,061,410
	5.000%, 10/01/25
420	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB	425,800
	Notes,Series 2009A-1, 5.000%, 10/01/39
54,160	Total Tax Obligation/Limited			33,535,212
	Transportation – 1.5% (1.0% of Total Investments)
1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%,	7/12 at 100.00	A	1,020,140
	7/01/21 – NPFG Insured (Alternative Minimum Tax)
1,750	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	1,141,665
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
500	Wayne County Airport Authority, Michigan, Revenue Refunding Bonds, Detroit Metropolitan	No Opt. Call	A	533,680
	Airport, Series 2007, 5.000%, 12/01/12 – FGIC Insured
3,250	Total Transportation			2,695,485
	U.S. Guaranteed – 21.7% (14.4% of Total Investments) (4)
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,319,160
	(Pre-refunded 10/01/12)
935	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,054,213
	7/01/17 (Pre-refunded 7/01/13) – AGM Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
3,400	5.750%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	Aa3 (4)	3,577,820
770	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aa3 (4)	799,414
730	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aa3 (4)	760,521
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	4,516,332
1,500	5.000%, 7/01/25 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	1,683,105
2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series	5/12 at 100.00	Aa2 (4)	2,156,440
	2002, 5.000%, 5/01/24 (Pre-refunded 5/01/12)
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26	6/13 at 100.00	AA+ (4)	2,011,906
	(Pre-refunded 6/01/13) – NPFG Insured
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School	11/14 at 100.00	Aa2 (4)	4,547,166
	Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) – FGIC Insured
250	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	258,790
	5/01/12 (ETM)

20 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	$ 1,688,430
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	11/10 at 100.00	Aaa	3,471,453
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
1,025	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	1,207,553
500	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	589,050
1,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded	11/11 at 100.00	AAA	1,055,600
	11/01/11) – AGM Insured
700	Muskegon Heights, Muskegon County, Michigan, Water Supply System Revenue Bonds, Series 2000A,	11/10 at 100.00	N/R (4)	706,342
	5.625%, 11/01/30 (Pre-refunded 11/01/10) – NPFG Insured
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa1 (4)	113,299
915	6.000%, 8/01/26 (ETM)	No Opt. Call	AAA	1,219,631
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	5,068,174
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	11/11 at 100.00	AAA	1,112,969
	Bonds, Series 2001, 5.375%, 5/01/19 (Pre-refunded 11/01/11) – AGM Insured
34,815	Total U.S. Guaranteed			38,917,368
	Utilities – 15.5% (10.3% of Total Investments)
1,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	Baa3	1,561,905
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
215	5.000%, 7/01/28	7/18 at 100.00	Aa2	233,617
5,000	5.000%, 7/01/32	7/18 at 100.00	Aa2	5,331,400
3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2	3,053,520
	5.250%, 1/01/27 – AMBAC Insured
2,695	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	2,850,070
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/10 at 101.00	A	1,005,640
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured (Alternative
	Minimum Tax)
4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A2	4,031,880
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
2,050	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Baa1	2,092,579
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	A2	4,597,504
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	3,005,160
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
26,090	Total Utilities			27,763,275
	Water and Sewer – 11.3% (7.5% of Total Investments)
5,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	5,577,381
	5.000%, 7/01/34 – AGM Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A1	1,598,295
	7/01/29 – FGIC Insured
565	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	595,922
	7/01/17 – AGM Insured

Nuveen Investments 21

Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
NUM Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	Aa3	$ 1,526,835
	7/01/25 – NPFG Insured
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	451,040
	7/01/36 – BHAC Insured
675	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	714,636
2,030	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	2,176,850
	AGC Insured
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	4,799,190
	5.000%, 10/01/19
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	1,297,143
	5.000%, 10/01/23
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,158,040
	5.000%, 10/01/24
300	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	336,558
	NPFG Insured
18,855	Total Water and Sewer			20,231,890
$ 285,314	Total Investments (cost $251,967,158) – 150.4%			269,734,277
	Floating Rate Obligations – (2.0)%			(3,630,000)
	Other Assets Less Liabilities - 0.3%			514,743
	Preferred Shares, at Liquidation Value - (48.7)% (5)			(87,325,000)
	Net Assets Applicable to Common Shares - 100%			$ 179,294,020

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Polices, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

22 Nuveen Investments

Nuveen Michigan Premium Income Municipal Fund, Inc.
NMP Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.0% (1.4% of Total Investments)
$ 2,625	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$ 2,294,066
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 3.2% (2.2% of Total Investments)
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	2,036,840
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,637,475
3,500	Total Education and Civic Organizations			3,674,315
	Health Care – 14.1% (9.5% of Total Investments)
2,725	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	2,833,292
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	3,085,502
	Series 2002A, 5.750%, 4/01/32
1,350	Michigan State Hospital FInance Authority, Hospital Revenue Bonds, Mid-Michigan Obligated Group,	6/19 at 100.00	AAA	1,461,713
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
2,435	5.000%, 5/15/26	5/15 at 100.00	Baa3	2,330,052
200	5.000%, 5/15/34	5/15 at 100.00	Baa3	182,386
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,630	6.250%, 8/15/13	2/11 at 100.00	BB–	1,630,701
500	6.500%, 8/15/18	2/11 at 100.00	BB–	500,015
3,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	3,667,055
	Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	304,325
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
15,640	Total Health Care			15,995,041
	Housing/Multifamily – 6.1% (4.1% of Total Investments)
865	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	4/12 at 102.00	Aaa	885,838
	Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
	(Alternative Minimum Tax)
1,380	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	10/10 at 100.00	AAA	1,382,401
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
1,890	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	10/10 at 100.00	AAA	1,894,120
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	823,200
	4/01/31 – AGM Insured (Alternative Minimum Tax)
25	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	26,475
	5.700%, 10/01/39
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
370	6.600%, 6/01/13	12/10 at 100.00	AA+	371,380
1,500	6.600%, 6/01/22	12/10 at 100.00	AA+	1,502,925
6,830	Total Housing/Multifamily			6,886,339
	Materials – 0.9% (0.6% of Total Investments)
1,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,063,577
	International Paper Company, Series 2004A, 4.800%, 11/01/18

Nuveen Investments 23

Nuveen Michigan Premium Income Municipal Fund, Inc. (continued)
NMP Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 57.2% (38.8% of Total Investments)
$ 1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	Aa2	$ 1,630,465
	Series 2003, 5.000%, 5/01/21
2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General	5/11 at 100.00	Aa2	2,567,725
	Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,077,390
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	103,985
	5.000%, 5/01/37 – AGM Insured
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	Aa2	2,396,543
	Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	AA–	1,575,435
	Bonds, Tender Option Bond Trust 2008-1096, 7.812%, 5/01/32 – NPFG Insured (IF)
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,155,621
750	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	893,693
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	AA	2,558,825
	5.000%, 5/01/23 – FGIC Insured
	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building
	Authority Stadium Bonds, Series 1997:
770	5.500%, 2/01/17 – FGIC Insured	11/10 at 100.00	A	771,494
6,990	5.250%, 2/01/27 – FGIC Insured	2/11 at 100.00	A	6,995,941
860	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	961,652
	9/01/24 – NPFG Insured
1,500	Hartland Consolidated School District, Livingston County, Michigan, General Obligation	5/11 at 100.00	Aa2	1,510,755
	Refunding Bonds, Series 2001, 5.125%, 5/01/29
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,729,134
	5.125%, 5/01/32 – NPFG Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2	2,186,140
	5.000%, 5/01/22
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AAA	1,352,575
	AGM Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	Aa2	543,850
	5.000%, 5/01/22
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa2	1,072,330
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	899,470
	2007, 5.000%, 5/01/37 – AGM Insured
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	448,741
	5.000%, 5/01/30 – SYNCORA GTY Insured
1,000	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	1,115,550
	Series 2005, 5.000%, 6/01/18 – AGM Insured
	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20	5/13 at 100.00	Aa2	1,089,600
2,000	5.250%, 5/01/21	5/13 at 100.00	Aa2	2,179,200
800	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	Aa2	918,680
	5.500%, 11/01/25
2,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	2,585,387
	Series 2007, 5.000%, 5/01/36 – AGM Insured
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007	8/17 at 100.00	Aaa	3,769,780
	5.000%, 8/01/30 – NPFG Insured (UB)
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,160,335
	Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured

24 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	AAA	$ 843,761
	Bond Trust 2836, 10.812%, 5/01/15 – AGM Insured (IF)
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,056,300
	5/01/27 – AGM Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,054,270
	5/01/33 – AGM Insured
125	South Haven, Van Buren County,Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AAA	133,186
	2009, 5.125%, 12/01/33 – AGC Insured
1,100	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	1,152,272
	2007, 5.000%, 5/01/32 – NPFG Insured
1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,577,370
	5/01/34 – AGM Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
800	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	AAA	852,600
1,350	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AAA	1,414,233
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA	2,993,772
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
1,725	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	A	1,873,643
	6.750%, 11/01/39
	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit
	Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/11 at 101.00	A	1,547,580
4,435	5.000%, 12/01/30 – NPFG Insured	12/11 at 101.00	A	4,359,827
61,721	Total Tax Obligation/General			65,109,110
	Tax Obligation/Limited – 20.8% (14.1% of Total Investments)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,420	5.500%, 10/15/19	10/11 at 100.00	Aa3	2,514,574
6,205	5.000%, 10/15/24	10/11 at 100.00	Aa3	6,317,310
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,655,392
	10/15/30 – AMBAC Insured
2,880	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 5.000%, 10/15/36 –	10/16 at 100.00	Aa3	2,942,266
	FGIC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,450,299
2,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	2,680,781
1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%,	11/11 at 100.00	AAA	1,573,110
	11/01/19 – AGM Insured
450	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB	456,215
	Notes,Series 2009A-1, 5.000%, 10/01/39
22,535	Total Tax Obligation/Limited			23,589,947
	Transportation – 0.5% (0.3% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	240,973
	2007, 5.000%, 1/01/32
500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	326,190
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
730	Total Transportation			567,163
	U.S. Guaranteed – 10.0% (6.8% of Total Investments) (4)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A (4)	1,085,117
	7/01/30 (Pre-refunded 7/01/15) – NPFG Insured
1,385	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	Aa3 (4)	1,437,907
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured

Nuveen Investments 25

Nuveen Michigan Premium Income Municipal Fund, Inc. (continued)
NMP Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	Aa2 (4)	$ 578,835
	5.000%, 5/01/22 (Pre-refunded 5/01/14)
75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	77,637
	5/01/12 (ETM)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
150	5.500%, 10/15/19 (Pre-refunded 10/15/11)	10/11 at 100.00	A+ (4)	158,765
295	5.000%, 10/15/24 (Pre-refunded 10/15/11)	10/11 at 100.00	A+ (4)	310,585
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,688,430
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+ (4)	536,265
	Group, Series 2001, 5.625%, 11/15/31 (Pre-refunded 11/15/11)
1,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	11/10 at 100.00	N/R (4)	2,004,576
	Hospital, Series 1993A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	500,693
150	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	176,715
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,157,670
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,662,562
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
10,220	Total U.S. Guaranteed			11,375,757
	Utilities – 14.8% (10.1% of Total Investments)
100	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	Baa3	104,127
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	Aa2	135,824
2,500	5.000%, 7/01/32	7/18 at 100.00	Aa2	2,665,700
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2	1,017,840
	5.250%, 1/01/27 – AMBAC Insured
775	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	819,594
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/10 at 101.00	A	1,005,640
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured (Alternative
	Minimum Tax)
5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A2	5,039,849
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
3,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Baa1	3,062,310
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	3,005,160
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
16,500	Total Utilities			16,856,044
	Water and Sewer – 17.9% (12.1% of Total Investments)
3,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	3,549,245
	5.000%, 7/01/34 – AGM Insured
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A1	1,104,020
	7/01/30 – NPFG Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A1	1,598,295
	7/01/29 – FGIC Insured
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,181,298
	7/01/17 – AGM Insured

26 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	$ 1,401,301
	NPFG Insured
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
400	5.000%, 1/01/27	No Opt. Call	AA+	439,988
450	5.000%, 1/01/38	1/18 at 100.00	AA+	476,424
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	455,745
	AGC Insured
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,158,040
	5.000%, 10/01/24
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	Aa3	8,576,856
	NPFG Insured
350	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	392,651
	NPFG Insured
19,405	Total Water and Sewer			20,333,863
$ 160,756	Total Investments (cost $160,341,583) – 147.5%			167,745,222
	Floating Rate Obligations – (2.0)%			(2,330,000)
	Other Assets Less Liabilities – 1.7%			2,044,002
	Preferred Shares, at Liquidation Value – (47.2)% (5)			(53,700,000)
	Net Assets Applicable to Common Shares – 100%			$ 113,759,224

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Polices, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

Nuveen Investments 27

Nuveen Michigan Dividend Advantage Municipal Fund
NZW Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.2% (0.8% of Total Investments)
$ 425	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$ 371,420
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 6.0% (4.1% of Total Investments)
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	N/R	1,036,047
	Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured
250	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	236,295
	Montessori Academy, Series 2007, 6.500%, 12/01/37
500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	545,825
1,900	Total Education and Civic Organizations			1,818,167
	Health Care – 15.5% (10.5% of Total Investments)
475	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	493,877
	Refunding Series 2009, 5.750%, 11/15/39
775	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	784,021
	Series 2002A, 5.750%, 4/01/32
150	Michigan State Hospital FInance Authority, Hospital Revenue Bonds, Mid-Michigan Obligated	6/19 at 100.00	AAA	162,413
	Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured
80	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, McLaren	No Opt. Call	Aa3	80,009
	Healthcare Corporation, Series 1998A, 5.000%, 6/01/28
515	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	1/11 at 100.00	BB	515,185
	Series 1995, 6.625%, 1/01/16
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
500	5.000%, 5/15/26	5/15 at 100.00	Baa3	478,450
400	5.000%, 5/15/34	5/15 at 100.00	Baa3	364,772
100	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	121,730
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,700	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	1,702,413
	Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured
4,695	Total Health Care			4,702,870
	Housing/Multifamily – 6.8% (4.6% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	1,745,695
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative
	Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	205,800
	4/01/31 – AGM Insured (Alternative Minimum Tax)
100	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	105,898
	5.700%, 10/01/39
2,000	Total Housing/Multifamily			2,057,393
	Industrials – 1.7% (1.1% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series	No Opt. Call	BBB	509,725
	2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)
	Tax Obligation/General – 43.6% (29.6% of Total Investments)
200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	215,478
	Series 2008, 5.000%, 5/01/38
437	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	AA–	458,671
	Bonds, Tender Option Bond Trust 2008-1096, 7.812%, 5/01/32 – NPFG Insured (IF)

28 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 50	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	11/10 at 100.00	A	$ 50,097
	Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured
300	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	328,797
	9/01/27 – NPFG Insured
940	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation	11/11 at 100.00	Aa2	952,333
	Bonds, Series 2001, 5.000%, 5/01/27
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	552,205
	Bonds, Series 2004, 5.000%, 5/01/22 – AGM Insured
430	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	447,136
	2007, 5.000%, 5/01/37 – AGM Insured
400	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	446,220
	Series 2005, 5.000%, 6/01/18 – AGM Insured
100	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	Aa2	114,835
	5.500%, 11/01/25
1,150	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AA	1,183,477
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	AAA	1,515,171
	5.000%, 5/01/25 – AGM Insured
420	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	443,209
	Series 2007, 5.000%, 5/01/36 – AGM Insured
1,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007,	8/17 at 100.00	Aaa	1,077,080
	5.000%, 8/01/30 – NPFG Insured (UB)
235	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	AAA	246,315
	Bond Trust 2836, 10.812%, 5/01/15 – AGM Insured (IF)
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	AAA	810,630
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	105,427
	5/01/33 – AGM Insured
25	South Haven, Van Buren County,Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AAA	26,637
	2009, 5.125%, 12/01/33 – AGC Insured
330	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	345,682
	2007, 5.000%, 5/01/32 – NPFG Insured
100	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	105,158
	5/01/34 – AGM Insured
225	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AAA	235,706
	and Site, Series 2008, 5.000%, 5/01/38 – AGM Insured
25	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	A	27,154
	6.750%, 11/01/39
1,690	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	A	1,661,354
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
500	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AAA	567,275
	5/01/17 – AGM Insured
1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series	5/11 at 100.00	Aa2	1,332,565
	2001, 5.000%, 5/01/21
12,617	Total Tax Obligation/General			13,248,612
	Tax Obligation/Limited – 16.6% (11.3% of Total Investments)
1,100	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AA	1,144,737
	Series 2001, 5.125%, 10/01/26 – NPFG Insured
630	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007,	No Opt. Call	N/R	664,688
	5.125%, 5/01/14

Nuveen Investments 29

Nuveen Michigan Dividend Advantage Municipal Fund (continued)
NZW Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,150	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	Aa3	$ 1,170,815
	5.000%, 10/15/24
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
1,520	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA	630,770
720	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	735,566
700	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB	709,667
	Notes,Series 2009A-1, 5.000%, 10/01/39
5,820	Total Tax Obligation/Limited			5,056,243
	Transportation – 2.5% (1.7% of Total Investments)
750	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	489,285
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
250	Wayne County Airport Authority, Michigan, Revenue Refunding Bonds, Detroit Metropolitan	No Opt. Call	A	266,840
	Airport, Series 2007, 5.000%, 12/01/12 – FGIC Insured
1,000	Total Transportation			756,125
	U.S. Guaranteed – 20.1% (13.7% of Total Investments) (4)
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	1,084,420
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded 5/01/12) – AGM Insured
720	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	811,800
	7/01/17 (Pre-refunded 7/01/13) – AGM Insured
1,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds,	5/11 at 100.00	Aa2 (4)	1,031,990
	Series 2001, 5.000%, 5/01/26 (Pre-refunded 5/01/11)
1,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	1,052,800
	5.250%, 1/15/21 (Pre-refunded 7/15/11)
55	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%,	10/11 at 100.00	A+ (4)	57,906
	10/15/24 (Pre-refunded 10/15/11)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	500,693
335	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	394,664
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa1 (4)	113,299
615	6.000%, 8/01/26 (ETM)	No Opt. Call	AAA	819,752
250	Warren Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 2001,	11/10 at 100.00	AA (4)	252,068
	5.150%, 11/01/22 (Pre-refunded 11/01/10) – FGIC Insured
5,485	Total U.S. Guaranteed			6,119,392
	Utilities – 18.8% (12.7% of Total Investments)
180	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	Baa3	187,429
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,	7/13 at 100.00	AAA	1,179,770
	Series 2003A, 5.000%, 7/01/21 – AGM Insured
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
50	5.000%, 7/01/28	7/18 at 100.00	Aa2	54,330
750	5.000%, 7/01/32	7/18 at 100.00	Aa2	799,710
1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2	1,262,689
	5.250%, 1/01/24 – AMBAC Insured
2,215	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A2	2,227,912
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA
	GTY Insured (Alternative Minimum Tax)
5,545	Total Utilities			5,711,840

30 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 14.7% (9.9% of Total Investments)
$ 1,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	$ 1,014,070
	5.000%, 7/01/34 – AGM Insured
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A1	1,065,530
	7/01/29 – FGIC Insured
280	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	295,324
	7/01/17 – AGM Insured
125	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	132,340
150	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	160,851
	AGC Insured
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,151,720
	5.000%, 10/01/19
500	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	580,955
	5.000%, 10/01/23
50	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	56,093
	NPFG Insured
4,105	Total Water and Sewer			4,456,883
$ 44,092	Total Investments (cost $42,655,545) – 147.5%			44,808,670
	Floating Rate Obligations – (2.2)%			(665,000)
	Other Assets Less Liabilities – 1.7%			518,068
	Preferred Shares, at Liquidation Value – (47.0)% (5)			(14,275,000)
	Net Assets Applicable to Common Shares – 100%			$ 30,386,738

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
(ETM)	Escrowed to maturity.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Polices, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

Nuveen Investments 31

Nuveen Ohio Quality Income Municipal Fund, Inc.
NUO Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.3% (5.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 11,230	5.875%, 6/01/30	6/17 at 100.00	BBB	$ 9,155,591
1,650	5.750%, 6/01/34	6/17 at 100.00	BBB	1,270,583
1,955	5.875%, 6/01/47	6/17 at 100.00	BBB	1,427,600
115	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	114,468
	Series 2002, 5.375%, 5/15/33
14,950	Total Consumer Staples			11,968,242
	Education and Civic Organizations – 14.5% (10.3% of Total Investments)
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	1,693,098
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,934,573
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	963,990
	2005, 5.000%, 12/01/29
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,530,715
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,533,676
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	A	1,382,080
	2004, 5.000%, 12/01/25 – AMBAC Insured
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa2	1,024,810
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	1,547,370
	2006, 5.000%, 12/01/44 – NPFG Insured
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	Aa1	1,284,420
3,000	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	Aa1	3,311,220
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 –	1/13 at 100.00	A1	1,574,039
	AMBAC Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	A+	889,355
	FGIC Insured
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,200	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	A+	1,294,464
2,605	5.000%, 6/01/25 – AMBAC Insured	6/14 at 100.00	A+	2,735,458
22,420	Total Education and Civic Organizations			23,699,268
	Health Care – 22.9% (16.2% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/10 at 100.00	Baa1	2,001,460
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24
3,405	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	3,467,312
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System,	2/11 at 100.00	A	1,001,750
	Series 1997, 5.625%, 2/15/17 – NPFG Insured
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa2	2,176,780
	6.000%, 1/01/32
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A–	1,004,690
	Series 2002A, 5.625%, 8/15/32
180	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series	12/10 at 100.00	AA	180,140
	1998, 5.000%, 6/01/28 – NPFG Insured

32 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
$ 250	5.000%, 11/01/34	11/19 at 100.00	Aa2	$ 260,818
300	5.250%, 11/01/40	11/19 at 100.00	Aa2	316,497
1,200	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	1,239,720
	2005, 5.000%, 11/01/40
2,455	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J,	5/14 at 100.00	A	2,649,485
	5.250%, 5/15/16 – FGIC Insured
1,000	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	1,017,970
	Partners, Refunding Series 2002, 5.375%, 10/01/30
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999:
2,000	5.375%, 11/15/29 – AMBAC Insured	11/10 at 100.50	N/R	2,019,240
120	5.375%, 11/15/39 – AMBAC Insured	11/10 at 100.50	N/R	120,832
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	832,508
	Inc., Series 2006, 5.250%, 5/15/21
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
1,500	5.000%, 5/01/30	5/14 at 100.00	AA	1,556,310
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,585,200
1,350	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	1,436,832
1,315	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/18 at 100.00	Aa2	1,426,486
	Health System Obligated Group, Series 2008A, 5.000%, 1/01/25
1,200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AAA	1,244,052
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
1,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	1,620,765
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,084,700
	Obligated Group, Series 2009A, 5.500%, 1/01/39
2,700	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	AA–	3,614,760
	Obligated Group, Tender Option Bond Trust 3551, 19.587%, 1/01/33 (IF)
830	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	840,574
	Obligated Group, Series 2000B, 6.375%, 11/15/30
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	1,208,112
	5.250%, 11/15/36
600	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	630,480
	5.750%, 12/01/35
1,705	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	N/R	1,813,029
	2001, 5.750%, 10/01/21 – RAAI Insured
35,095	Total Health Care			37,350,502
	Housing/Multifamily – 6.2% (4.4% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	2/11 at 100.00	Aaa	1,386,662
	Series 1994A, 5.950%, 2/20/30
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,475	5.350%, 1/20/21 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,545,538
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,288,858
985	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/11 at 100.00	Aa2	985,729
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	842,184
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
775	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	787,710
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
1,200	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	1,211,064
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
9,870	Total Housing/Multifamily			10,047,745

Nuveen Investments 33

Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
NUO Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 1.0% (0.7% of Total Investments)
$ 1,570	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	$ 1,587,286
	9/01/31 (Alternative Minimum Tax)
	Industrials – 1.2% (0.8% of Total Investments)
785	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund	11/15 at 100.00	N/R	728,896
	Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative
	Minimum Tax)
1,240	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc.,	11/10 at 100.00	N/R	1,221,859
	Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)
2,025	Total Industrials			1,950,755
	Long-Term Care – 1.0% (0.7% of Total Investments)
490	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	509,086
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,165	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,198,599
	Refunding & improvement Series 2010, 6.625%, 4/01/40
1,655	Total Long-Term Care			1,707,685
	Materials – 1.3% (1.0% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,177,080
	4.500%, 12/01/15
	Tax Obligation/General – 40.3% (28.5% of Total Investments)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – NPFG Insured	12/12 at 100.00	Aa1	1,507,315
1,200	5.000%, 12/01/22 – NPFG Insured	12/12 at 101.00	Aa1	1,329,804
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1	1,606,755
	2005, 5.000%, 12/01/30 – AGM Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 –	6/14 at 100.00	AAA	1,132,070
	AMBAC Insured
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	2,880,800
	5.250%, 6/01/21 – AGM Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AAA	1,076,170
	2004, 5.000%, 12/01/22 – AGM Insured
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	1,399,500
	0.000%, 12/01/28 – AGM Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,370,148
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	Aa2	1,130,750
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,110,190
	Bonds, Series 2003, 5.000%, 12/01/22 – AGM Insured
1,000	Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series 2000A, 5.000%, 12/01/20	12/10 at 100.00	Aaa	1,012,050
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa3	1,278,148
	2005, 5.000%, 12/01/24 – NPFG Insured
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	2,065,989
1,500	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	1,618,395
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	No Opt. Call	Aa1	1,466,909
	5.125%, 12/01/36
7,020	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	7,412,136
	AGM Insured
1,850	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa1	2,005,474
	Construction, Series 2005, 5.000%, 12/01/26 – NPFG Insured
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	Aa1	3,316,980
	5.000%, 12/01/25 – NPFG Insured
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	2,703,143
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured

34 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa2	$ 1,268,263
	5.000%, 12/01/22 – NPFG Insured
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	891,656
	5.000%, 12/01/25 – FGIC Insured
2,000	Louisville City School District, Ohio, General Obligation Bonds, Series 2001, 5.000%,	12/11 at 100.00	A1	2,050,480
	12/01/29 – FGIC Insured
1,585	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	1,680,576
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	546,935
	2006, 5.000%, 12/01/25 – AGM Insured
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	544,875
	Series 2007, 5.000%, 12/01/31
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%,	12/12 at 100.00	Baa1	1,584,720
	12/01/21 – NPFG Insured
1,350	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	1,438,682
	5.250%, 12/01/36
640	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aa1	684,646
	Series 2002, 5.500%, 12/01/17 – FGIC Insured
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	A1	1,059,500
	5.000%, 12/01/28 – FGIC Insured
1,000	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	1,065,800
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,160,530
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	AA+	538,705
	Bonds, Series 2008, 5.000%, 12/01/36
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,704,171
	12/01/22 – FGIC Insured
280	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds,	6/11 at 100.00	Aa1	291,413
	Series 2000, 6.000%, 12/01/20 – FGIC Insured
1,445	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – FGIC Insured	12/11 at 100.00	AA	1,509,765
2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	Aaa	2,106,120
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	11/10 at 100.00	Aaa	70,322
	1996, 5.950%, 12/01/21
100	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	106,867
	5.250%, 12/01/36 – AGC Insured
650	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	699,771
	School Improvement Series 2009, 5.125%, 12/01/37
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AA	2,830,834
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AA	1,307,849
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,086,240
	12/01/28 – NPFG Insured
62,480	Total Tax Obligation/General			65,651,446
	Tax Obligation/Limited – 16.1% (11.4% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	BBB+	1,435,573
	12/01/25 – AMBAC Insured
3,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	Aaa	3,268,770
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,207,529
	5.000%, 12/01/18 – FGIC Insured
4,600	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A1	4,807,873
	AMBAC Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	Aa3	1,038,330
	6/01/26 – NPFG Insured

Nuveen Investments 35

Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
NUO Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2001B:
$ 1,000	5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	A1	$ 1,043,040
1,000	5.500%, 10/01/17 – AMBAC Insured	4/12 at 100.00	A1	1,033,980
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	886,928
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AA	3,008,608
	Project, Series 2004A, 5.250%, 4/01/15 – NPFG Insured
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA	1,102,160
	5.000%, 6/01/16
23,215	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	5,580,653
	2009A, 0.000%, 8/01/34
7,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,770,615
	2010A, 0.000%, 8/01/35
48,600	Total Tax Obligation/Limited			26,184,059
	Transportation – 3.4% (2.4% of Total Investments)
3,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	A–	3,033,660
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,461,720
5,000	Total Transportation			5,495,380
	U.S. Guaranteed – 17.0% (12.0% of Total Investments) (4)
2,030	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002, 5.250%, 12/01/21	12/12 at 101.00	Aa1 (4)	2,269,337
	(Pre-refunded 12/01/12)
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	A– (4)	1,175,740
	12/01/14 – SYNCORA GTY Insured (ETM)
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School	12/11 at 100.00	N/R (4)	2,122,440
	Improvement Bonds, Series 2001, 5.000%, 12/15/26 (Pre-refunded 12/15/11) – NPFG Insured
1,000	Hilliard School District, Ohio, General Obligation School Improvement Bonds, Series 2000,	12/10 at 101.00	Aa1 (4)	1,023,740
	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FGIC Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,073,380
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (4)	864,166
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
1,260	Morgan Local School District, Morgan, Muskingum and Washington Counties, Ohio, Unlimited	12/10 at 101.00	AA (4)	1,290,177
	Tax General Obligation School Improvement Bonds, Series 2000, 5.750%, 12/01/22
	(Pre-refunded 12/01/10)
460	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aa1 (4)	501,736
	Series 2002, 5.500%, 12/01/17 (Pre-refunded 6/01/12) – FGIC Insured
1,225	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	1,447,362
	Quality Project, Series 2005B, 5.000%, 6/01/25 (Pre-refunded 6/01/15)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (4)	1,537,288
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (4)	3,951,355
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AAA	1,143,310
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – NPFG Insured
1,670	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	1,706,957
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
2,830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation	12/11 at 100.00	Aa2 (4)	3,007,017
	Bonds, Series 2002, 5.250%, 12/01/27 (Pre-refunded 12/01/11)
1,500	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	N/R (4)	1,507,650
	Health System, Series 2000, 6.375%, 10/01/20 (Pre-refunded 10/01/10)
2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AA– (4)	2,069,980
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – NPFG Insured
25,430	Total U.S. Guaranteed			27,691,635

36 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 6.4% (4.6% of Total Investments)
$ 2,500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	$ 2,620,825
	Series 2008A, 5.250%, 2/15/43
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	4,104,599
	Series 2002, 5.000%, 2/15/22 – NPFG Insured
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,105	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A	687,114
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A	619,369
800	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	A1	325,640
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	2,144,140
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
13,560	Total Utilities			10,501,687
	Water and Sewer – 2.6% (1.8% of Total Investments)
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	447,733
	AMBAC Insured
1,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	1,222,670
	1993G, 5.500%, 1/01/21 – NPFG Insured
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	1/11 at 100.00	Aa1	40,139
	1996H, 5.750%, 1/01/26 – NPFG Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	Aa3	1,379,320
200	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37 –	12/17 at 100.00	A–	204,870
	SYNCORA GTY Insured
525	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	587,664
	Series 2008, 5.000%, 6/01/28 – AGM Insured
275	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	315,018
	Quality Project, Series 2005B, 5.000%, 6/01/25
3,690	Total Water and Sewer			4,197,414
$ 248,345	Total Investments (cost $214,557,035) – 141.2%			230,210,184
	Other Assets Less Liabilities – 3.6%			5,812,891
	Preferred Shares, at Liquidation Value – (44.8)% (5)			(73,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 163,023,075

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
See accompanying notes to financial statements.

Nuveen Investments 37

Nuveen Ohio Dividend Advantage Municipal Fund
NXI Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.8% (4.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 3,900	5.875%, 6/01/30	6/17 at 100.00	BBB	$ 3,179,590
795	5.875%, 6/01/47	6/17 at 100.00	BBB	580,533
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	44,792
	Series 2002, 5.375%, 5/15/33
4,740	Total Consumer Staples			3,804,915
	Education and Civic Organizations – 8.9% (6.3% of Total Investments)
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	718,284
	2006, 5.000%, 7/01/41
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A3	2,703,768
	2002, 5.000%, 5/01/22
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	496,940
	2005, 5.000%, 12/01/24
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%,	6/14 at 100.00	Aa3	1,965,533
	12/01/20 – NPFG Insured
5,610	Total Education and Civic Organizations			5,884,525
	Health Care – 19.5% (13.7% of Total Investments)
1,385	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	1,410,346
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,100	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa2	1,197,229
	6.000%, 1/01/32
300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	316,497
	Improvement Series 2009, 5.250%, 11/01/40
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	619,860
	2005, 5.000%, 11/01/40
500	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	508,985
	Partners, Refunding Series 2002, 5.375%, 10/01/30
2,200	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/10 at 100.50	N/R	2,221,164
	5.375%, 11/15/29 – AMBAC Insured
330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	349,972
	Inc., Series 2006, 5.250%, 5/15/21
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,037,540
	5.000%, 5/01/30
375	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	399,120
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
1,050	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,139,019
90	5.250%, 1/01/33	1/18 at 100.00	Aa2	95,614
80	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AAA	82,937
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
250	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	270,128
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	216,940
	Obligated Group, Series 2009A, 5.500%, 1/01/39
1,350	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	AA–	1,807,380
	Obligated Group, Tender Option Bond Trust 3551, 19.587%, 1/01/33 (IF)
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	339,268
	Obligated Group, Series 2000B, 6.375%, 11/15/30

38 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	$ 503,380
	5.250%, 11/15/36
375	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	394,050
	5.750%, 12/01/35
12,020	Total Health Care			12,909,429
	Housing/Multifamily – 7.0% (5.0% of Total Investments)
350	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	368,456
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
2,885	Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury Woods Project, Series	4/11 at 102.00	Aa2	2,962,288
	2001A, 5.450%, 4/01/26
310	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	315,084
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
1,000	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	1,009,220
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
4,545	Total Housing/Multifamily			4,655,048
	Housing/Single Family – 0.6% (0.4% of Total Investments)
395	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	399,349
	9/01/31 (Alternative Minimum Tax)
	Industrials – 6.8% (4.8% of Total Investments)
1,500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/12 at 102.00	N/R	1,503,795
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
330	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund	11/15 at 100.00	N/R	306,415
	Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative
	Minimum Tax)
880	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	899,395
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,300	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,560,715
	Series 1992, 6.450%, 12/15/21
700	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	247,569
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
4,710	Total Industrials			4,517,889
	Long-Term Care – 1.1% (0.8% of Total Investments)
215	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	223,374
	Services, Improvement Series 2010A, 5.625%, 7/01/26
470	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	483,555
	Refunding & improvement Series 2010, 6.625%, 4/01/40
685	Total Long-Term Care			706,929
	Tax Obligation/General – 26.3% (18.5% of Total Investments)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA	137,370
	Improvement Series 2008, 5.250%, 12/01/31
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa1	1,606,755
	2005, 5.000%, 12/01/30 – AGM Insured
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
400	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AAA	201,184
1,735	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AAA	809,378
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	456,716
1,355	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,530,811
470	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	507,097
2,550	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	2,692,442
	AGM Insured

Nuveen Investments 39

Nuveen Ohio Dividend Advantage Municipal Fund (continued)
NXI Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	$ 2,095,460
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
430	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	463,961
	5.000%, 12/01/30 – FGIC Insured
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	424,120
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,088,455
	2006, 5.000%, 12/01/25 – AGM Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	217,950
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	53,285
	5.250%, 12/01/36
750	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	799,350
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
50	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	53,434
	5.250%, 12/01/36 – AGC Insured
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%,	12/14 at 100.00	Aa2	2,581,877
	12/01/28 – AGM Insured
50	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	53,829
	School Improvment Series 2009, 5.125%, 12/01/37
1,485	West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation	11/11 at 101.00	Aaa	1,586,559
	Refunding Bonds, Series 2001, 5.500%, 12/01/17 – AMBAC Insured
17,370	Total Tax Obligation/General			17,360,033
	Tax Obligation/Limited – 19.6% (13.8% of Total Investments)
125	Cincinnati City School District, Ohio, Certificates of Participation, Series 2006, 5.000%,	12/16 at 100.00	AAA	132,919
	12/15/32 – AGM Insured
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	N/R	1,099,236
	Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured
50	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	51,718
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
2,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	Aaa	2,179,180
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,415	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,568,131
	5.000%, 12/01/21 – FGIC Insured
2,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A1	2,090,380
	AMBAC Insured
500	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	4/12 at 100.00	A1	521,520
	2001B, 5.500%, 10/01/15 – AMBAC Insured
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	382,488
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,089,050
	Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured
5,220	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,254,836
	2009A, 0.000%, 8/01/34
5,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,180,410
	2010A, 0.000%, 8/01/35
1,400	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,417,332
	6.375%, 10/01/19
20,470	Total Tax Obligation/Limited			12,967,200

40 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 1.3% (0.9% of Total Investments)
$ 865	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26	2/11 at 100.00	AA	$ 873,572
	U.S. Guaranteed – 30.6% (21.5% of Total Investments) (4)
1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement	12/10 at 100.00	Aa1 (4)	1,012,030
	Bonds, Series 2001, 5.000%, 12/01/25 (Pre-refunded 12/01/10)
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,198,450
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,188,010
	5.250%, 12/01/16 (Pre-refunded 12/01/14) – AGM Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,073,380
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
910	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/18	12/10 at 101.00	Aa3 (4)	931,176
	(Pre-refunded 12/01/10) – AMBAC Insured
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (4)	1,137,060
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
2,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001,	11/11 at 101.00	AA (4)	2,135,800
	5.200%, 11/01/26 (Pre-refunded 11/01/11)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/10 at 101.00	N/R (4)	1,022,310
	2000, 5.500%, 12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
1,135	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26 (Pre-refunded 2/15/11)	2/11 at 100.00	AA (4)	1,162,399
2,000	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%,	2/11 at 100.00	AA+ (4)	2,040,000
	2/01/20 (Pre-refunded 2/01/11)
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	2,221,176
	Bonds, Series 2004A, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	679,716
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
2,735	University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19	6/12 at 100.00	A+ (4)	2,975,652
	(Pre-refunded 6/01/12)
400	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AA– (4)	413,996
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – NPFG Insured
18,745	Total U.S. Guaranteed			20,191,155
	Utilities – 9.9% (6.9% of Total Investments)
	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project
	Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AAA	52,570
1,000	5.250%, 2/15/43	2/18 at 100.00	A1	1,048,330
1,440	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	1,502,856
	Series 2002, 5.250%, 2/15/17 – NPFG Insured
2,130	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A	695,275
	NPFG Insured
2,150	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	11/10 at 100.50	Baa1	2,155,504
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	1,066,630
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured
7,770	Total Utilities			6,521,165

Nuveen Investments 41

Nuveen Ohio Dividend Advantage Municipal Fund (continued)
NXI Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 4.8% (3.3% of Total Investments)
$ 175	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	$ 182,217
	AMBAC Insured
325	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	363,792
	Series 2008, 5.000%, 6/01/28 – AGM Insured
2,375	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance	12/13 at 100.00	Aa1	2,591,529
	Program, Series 2003, 5.000%, 12/01/23 – NPFG Insured
2,875	Total Water and Sewer			3,137,538
$ 100,800	Total Investments (cost $88,707,429) – 142.2%			93,928,747
	Other Assets Less Liabilities – 1.7%			1,120,534
	Preferred Shares, at Liquidation Value – (43.9)% (6)			(29,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 66,049,281

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 - General Information
and Significant Accounting Policies, Valuation for more information.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
See accompanying notes to financial statements.

42 Nuveen Investments

Nuveen Ohio Dividend Advantage Municipal Fund 2
NBJ Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.2% (2.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 1,865	5.875%, 6/01/30	6/17 at 100.00	BBB	$ 1,520,497
585	5.875%, 6/01/47	6/17 at 100.00	BBB	427,185
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	44,792
	Series 2002, 5.375%, 5/15/33
2,495	Total Consumer Staples			1,992,474
	Education and Civic Organizations – 11.4% (7.9% of Total Investments)
1,345	Bowling Green State University, Ohio, General Receipts Bonds, Series 2003, 5.250%, 6/01/18 –	6/13 at 100.00	A+	1,468,848
	AMBAC Insured
450	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	461,754
	2006, 5.000%, 7/01/41
1,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa2	1,076,051
	2001, 5.500%, 12/01/15
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	A+	1,046,300
	FGIC Insured
1,245	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 –	6/14 at 100.00	A+	1,343,006
	AMBAC Insured
5,090	Total Education and Civic Organizations			5,395,959
	Health Care – 26.8% (18.7% of Total Investments)
1,090	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	1,109,947
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	316,497
	Improvement Series 2009, 5.250%, 11/01/40
250	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	258,275
	2005, 5.000%, 11/01/40
200	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	203,594
	Partners, Refunding Series 2002, 5.375%, 10/01/30
1,850	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/11 at 101.00	AA–	1,905,093
	Partners, Series 2001A, 5.400%, 10/01/21
965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/10 at 100.50	N/R	974,283
	5.375%, 11/15/29 – AMBAC Insured
225	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	238,617
	Inc., Series 2006, 5.250%, 5/15/21
700	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	726,278
	5.000%, 5/01/30
90	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	95,789
35	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/18 at 100.00	Aa2	37,967
	Health System Obligated Group, Series 2008A, 5.000%, 1/01/25
40	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AAA	41,468
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	108,051
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	216,940
	Obligated Group, Series 2009A, 5.500%, 1/01/39
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	AA–	1,338,800
	Obligated Group, Tender Option Bond Trust 3551, 19.587%, 1/01/33 (IF)
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	673,472
	Obligated Group, Series 2000B, 6.375%, 11/15/30

Nuveen Investments 43

Nuveen Ohio Dividend Advantage Municipal Fund 2 (continued)
NBJ Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 350	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	$ 352,366
	5.250%, 11/15/36
190	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	199,652
	5.750%, 12/01/35
3,670	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	N/R	3,902,529
	2001, 5.750%, 10/01/26 – RAAI Insured
11,920	Total Health Care			12,699,618
	Housing/Multifamily – 4.9% (3.4% of Total Investments)
1,000	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/12 at 102.00	Aaa	1,040,720
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
250	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	263,183
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
230	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	233,772
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
750	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	756,915
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
2,230	Total Housing/Multifamily			2,294,590
	Housing/Single Family – 1.7% (1.2% of Total Investments)
785	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	793,643
	9/01/31 (Alternative Minimum Tax)
	Industrials – 10.7% (7.4% of Total Investments)
3,000	Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds, Anheuser-Busch Project,	11/11 at 100.00	BBB+	3,018,600
	Series 2001, 5.500%, 11/01/35 (Alternative Minimum Tax)
640	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	654,106
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,200,550
	Series 1992, 6.450%, 12/15/21
500	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	176,835
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
5,140	Total Industrials			5,050,091
	Long-Term Care – 0.9% (0.7% of Total Investments)
95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	98,700
	Services, Improvement Series 2010A, 5.625%, 7/01/26
340	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	349,806
	Refunding & improvement Series 2010, 6.625%, 4/01/40
435	Total Long-Term Care			448,506
	Tax Obligation/General – 43.8% (30.5% of Total Investments)
1,700	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center	11/11 at 101.00	Aa3	1,782,790
	Acquisition, Series 2001, 5.000%, 11/01/26 – AMBAC Insured
	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds,
	Series 2004:
1,000	5.000%, 12/01/15 – AGM Insured	6/14 at 100.00	AAA	1,130,890
1,000	5.000%, 12/01/22 – AGM Insured	6/14 at 100.00	AAA	1,076,170
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
300	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AAA	150,888
100	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AAA	46,650
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	456,716
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,129,750
400	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	431,572
1,905	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	2,011,413
	AGM Insured

44 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	$ 1,047,730
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
345	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	372,248
	5.000%, 12/01/30 – FGIC Insured
2,420	Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aa2	2,649,319
	12/01/22 – FGIC Insured
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	424,120
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,088,455
	2006, 5.000%, 12/01/25 – AGM Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	217,950
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	53,285
	5.250%, 12/01/36
2,665	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	A1	2,823,568
	5.000%, 12/01/28 – FGIC Insured
400	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	426,320
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
1,960	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/25 – FGIC Insured	12/11 at 100.00	AA	2,058,960
1,000	Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 – FGIC Insured	12/12 at 100.00	AA+	1,082,490
50	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	53,434
	5.250%, 12/01/36 – AGC Insured
200	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	215,314
	School Improvment Series 2009, 5.125%, 12/01/37
19,500	Total Tax Obligation/General			20,730,032
	Tax Obligation/Limited – 14.9% (10.3% of Total Investments)
175	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	181,013
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
1,400	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A1	1,463,266
	AMBAC Insured
250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	277,165
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,089,050
	Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured
1,095	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series	12/13 at 100.00	AA	1,198,412
	2004A-II, 5.000%, 12/01/18
4,065	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	977,185
	2009A, 0.000%, 8/01/34
3,940	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	885,870
	2010A, 0.000%, 8/01/35
1,000	Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project, Series 2001, 5.500%,	12/11 at 100.00	N/R	972,700
	12/01/26 – AMBAC Insured
12,925	Total Tax Obligation/Limited			7,044,661
	U.S. Guaranteed – 14.0% (9.7% of Total Investments) (4)
605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	725,062
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured
1,000	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Capital Improvement	12/11 at 100.00	Aa2 (4)	1,061,000
	Bonds, Series 2001A, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – NPFG Insured
1,500	Lebanon City School District, Warren County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	AAA	1,598,505
	5.500%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured
1,000	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	N/R (4)	1,195,120
	Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – NPFG Insured
125	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	132,430
	5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured

Nuveen Investments 45

Nuveen Ohio Dividend Advantage Municipal Fund 2 (continued)
NBJ Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,050	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	$ 1,237,194
	Bonds, Series 2004A, 5.500%, 12/01/15 (Pre-refunded 6/01/14) – FGIC Insured
635	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	649,053
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
5,915	Total U.S. Guaranteed			6,598,364
	Utilities – 9.6% (6.7% of Total Investments)
1,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	1,048,330
	Series 2008A, 5.250%, 2/15/43
1,065	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A	347,637
	NPFG Insured
2,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	11/10 at 100.50	Baa1	2,506,400
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	637,882
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
5,160	Total Utilities			4,540,249
	Water and Sewer – 0.9% (0.6% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	135,361
	AMBAC Insured
210	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	235,067
	Series 2008, 5.000%, 6/01/28 – AGM Insured
45	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	47,387
	5.000%, 12/01/21 – AGM Insured
385	Total Water and Sewer			417,815
$ 71,980	Total Investments (cost $64,616,580) – 143.8%			68,006,002
	Other Assets Less Liabilities – 1.9%			898,171
	Preferred Shares, at Liquidation Value – (45.7)% (6)			(21,600,000)
	Net Assets Applicable to Common Shares – 100%			$ 47,304,173

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Valuation for more information.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
See accompanying notes to financial statements.

46 Nuveen Investments

Nuveen Ohio Dividend Advantage Municipal Fund 3
NVJ Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.6% (4.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 2,380	5.875%, 6/01/30	6/17 at 100.00	BBB	$ 1,940,366
390	5.875%, 6/01/47	6/17 at 100.00	BBB	284,790
20	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	19,907
	Series 2002, 5.375%, 5/15/33
2,790	Total Consumer Staples			2,245,063
	Education and Civic Organizations – 6.0% (4.2% of Total Investments)
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	359,142
	2006, 5.000%, 7/01/41
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A3	1,181,633
	2002, 5.750%, 5/01/16
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	496,940
	2005, 5.000%, 12/01/24
1,975	Total Education and Civic Organizations			2,037,715
	Health Care – 24.3% (16.9% of Total Investments)
695	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	707,719
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	632,994
	Improvement Series 2009, 5.250%, 11/01/40
420	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	433,902
	2005, 5.000%, 11/01/40
300	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	305,391
	Partners, Refunding Series 2002, 5.375%, 10/01/30
500	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/10 at 100.50	N/R	504,810
	5.375%, 11/15/29 – AMBAC Insured
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	169,683
	Inc., Series 2006, 5.250%, 5/15/21
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	518,770
	5.000%, 5/01/30
105	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	111,754
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
600	5.000%, 1/01/25	1/18 at 100.00	Aa2	650,868
100	5.250%, 1/01/33	1/18 at 100.00	Aa2	106,238
200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AAA	207,342
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	2,161,020
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	108,470
	Obligated Group, Series 2009A, 5.500%, 1/01/39
675	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	AA–	903,690
	Obligated Group, Tender Option Bond Trust 3551, 19.587%, 1/01/33 (IF)
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	339,268
	Obligated Group, Series 2000B, 6.375%, 11/15/30
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	251,690
	5.250%, 11/15/36
110	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	115,588
	5.750%, 12/01/35
7,650	Total Health Care			8,229,197

Nuveen Investments 47

Nuveen Ohio Dividend Advantage Municipal Fund 3 (continued)
NVJ Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 3.4% (2.4% of Total Investments)
$ 200	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury	10/18 at 101.00	Aaa	$ 210,546
	Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
180	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	182,952
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
750	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	756,915
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
1,130	Total Housing/Multifamily			1,150,413
	Housing/Single Family – 1.2% (0.8% of Total Investments)
395	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	399,349
	9/01/31 (Alternative Minimum Tax)
	Industrials – 7.1% (4.9% of Total Investments)
555	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/12 at 102.00	N/R	556,404
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
480	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	490,579
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,200,550
	Series 1992, 6.450%, 12/15/21
400	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	141,468
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
2,435	Total Industrials			2,389,001
	Long-Term Care – 1.0% (0.7% of Total Investments)
95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	98,700
	Services, Improvement Series 2010A, 5.625%, 7/01/26
245	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	252,066
	Refunding & improvement Series 2010, 6.625%, 4/01/40
340	Total Long-Term Care			350,766
	Tax Obligation/General – 35.9% (25.0% of Total Investments)
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
1,815	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AAA	912,872
1,000	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AAA	466,500
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	342,537
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,129,750
250	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	269,733
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	1,346,222
	AGM Insured
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	1,047,730
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa2	1,093,330
	5.000%, 12/01/22 – NPFG Insured
210	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	234,060
	5.000%, 12/01/25 – FGIC Insured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	A3	1,289,571
235	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	249,171
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	541,520
	2006, 5.000%, 12/01/25 – AGM Insured
100	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	108,975
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	53,285
	5.250%, 12/01/36

48 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 150	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	$ 159,870
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B,	9/11 at 100.00	AA+	1,049,660
	5.000%, 9/15/20
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AAA	1,236,751
500	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	534,335
	5.250%, 12/01/36 – AGC Insured
100	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	107,657
	School Improvment Series 2009, 5.125%, 12/01/37
12,885	Total Tax Obligation/General			12,173,529
	Tax Obligation/Limited – 13.6% (9.5% of Total Investments)
75	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	77,577
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A1	1,045,190
	AMBAC Insured
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A1	1,022,590
	2003, 5.000%, 11/01/30
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AAA	1,352,900
	Series 2002A, 5.500%, 4/01/18 – AGM Insured
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	221,732
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	480,780
	2009A, 0.000%, 8/01/34
1,835	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	412,581
	2010A, 0.000%, 8/01/35
7,360	Total Tax Obligation/Limited			4,613,350
	Transportation – 5.6% (3.9% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	1,907,833
	U.S. Guaranteed – 30.4% (21.1% of Total Investments) (4)
725	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	Aa2 (4)	819,112
	5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGIC Insured
1,300	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa1 (4)	1,383,512
	12/01/28 (Pre-refunded 12/01/11)
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa1 (4)	1,111,510
500	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	542,275
	5.125%, 12/01/29 (Pre-refunded 6/01/12) – AGM Insured
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%,	9/11 at 100.00	Aa2 (4)	1,051,900
	9/01/12 (Pre-refunded 9/01/11)
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	N/R (4)	2,214,719
	Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)
230	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	243,671
	5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	1,169,040
	Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured
1,035	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	Aa2 (4)	1,098,839
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20
	(Pre-refunded 12/01/11) – FGIC Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	679,716
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
9,455	Total U.S. Guaranteed			10,314,294

Nuveen Investments 49

Nuveen Ohio Dividend Advantage Municipal Fund 3 (continued)
NVJ Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 7.7% (5.3% of Total Investments)
$ 500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	$ 524,165
	Series 2008A, 5.250%, 2/15/43
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	1,565,475
	Series 2002, 5.250%, 2/15/17 – NPFG Insured
1,595	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A	520,640
	NPFG Insured
3,595	Total Utilities			2,610,280
	Water and Sewer – 1.1% (0.7% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	135,361
	AMBAC Insured
160	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	179,098
	Series 2008, 5.000%, 6/01/28 – AGM Insured
40	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	42,122
	5.000%, 12/01/21 – AGM Insured
330	Total Water and Sewer			356,581
$ 51,890	Total Investments (cost $45,480,547) – 143.9%			48,777,371
	Other Assets Less Liabilities – 1.8%			617,502
	Preferred Shares, at Liquidation Value – (45.7)% (6)			(15,500,000)
	Net Assets Applicable to Common Shares – 100%			$ 33,894,873

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Valuation for more information.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
See accompanying notes to financial statements.

50 Nuveen Investments

Statement of
Assets & Liabilities
August 31, 2010 (Unaudited)

	Michigan	Michigan	Michigan
	Quality	Premium	Dividend
	Income	Income	Advantage
	(NUM)	(NMP)	(NZW)
Assets
Investments, at value (cost $251,967,158, $160,341,583
and $42,655,545, respectively)	$269,734,277	$167,745,222	$44,808,670
Cash	—	89,061	64,090
Receivables:
Interest	3,747,542	2,545,556	621,863
Investments sold	—	—	—
Other assets	59,196	51,559	13,225
Total assets	273,541,015	170,431,398	45,507,848
Liabilities
Floating rate obligations	3,630,000	2,330,000	665,000
Cash overdraft	2,279,235	—	—
Payables:
Investments purchased	—	—	—
Common share dividends	728,692	468,085	134,578
Preferred share dividends	4,974	2,353	1,072
Accrued expenses:
Management fees	142,177	90,094	20,348
Other	136,917	81,642	25,112
Total liabilities	6,921,995	2,972,174	846,110
Preferred shares, at liquidation value	87,325,000	53,700,000	14,275,000
Net assets applicable to Common shares	$179,294,020	$113,759,224	$30,386,738
Common shares outstanding	11,561,053	7,609,748	2,054,786
Net asset value per Common share outstanding (net assets
applicable to Common shares, divided by Common
shares outstanding)	$15.51	$14.95	$14.79
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$115,611	$76,097	$20,548
Paid-in surplus	162,163,949	106,784,132	29,127,931
Undistributed (Over-distribution of) net investment income	2,566,321	1,612,216	419,835
Accumulated net realized gain (loss)	(3,318,980)	(2,116,860)	(1,334,701)
Net unrealized appreciation (depreciation)	17,767,119	7,403,639	2,153,125
Net assets applicable to Common shares	$179,294,020	$113,759,224	$30,386,738
Authorized shares:
Common	200,000,000	200,000,000	Unlimited
Preferred	1,000,000	1,000,000	Unlimited

See accompanying notes to financial statements.

Nuveen Investments 51

Statement of
Assets & Liabilities (continued)
August 31, 2010 (Unaudited)

	Ohio	Ohio	Ohio	Ohio
	Quality	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NUO)	(NXI)	(NBJ)	(NVJ)
Assets
Investments, at value (cost $214,557,035, $88,707,429,
$64,616,580 and $45,480,547, respectively)	$230,210,184	$93,928,747	$68,006,002	$48,777,371
Cash	—	194,910	—	47,484
Receivables:
Interest	2,782,968	1,186,747	956,327	634,898
Investments sold	4,600,156	105,000	210,000	105,000
Other assets	44,097	23,283	15,933	38,465
Total assets	237,637,405	95,438,687	69,188,262	49,603,218
Liabilities
Floating rate obligations	—	—	—	—
Cash overdraft	555,852	—	12,515	—
Payables:
Investments purchased	182,995	—	—	—
Common share dividends	637,020	294,225	206,567	157,679
Preferred share dividends	3,874	2,176	594	1,358
Accrued expenses:
Management fees	126,679	47,684	31,658	22,647
Other	107,910	45,321	32,755	26,661
Total liabilities	1,614,330	389,406	284,089	208,345
Preferred shares, at liquidation value	73,000,000	29,000,000	21,600,000	15,500,000
Net assets applicable to Common shares	$163,023,075	$66,049,281	$47,304,173	$33,894,873
Common shares outstanding	9,746,032	4,245,259	3,121,953	2,157,641
Net asset value per Common share outstanding (net assets
applicable to Common shares, divided by Common
shares outstanding)	$16.73	$15.56	$15.15	$15.71
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$97,460	$42,453	$31,220	$21,576
Paid-in surplus	147,810,846	60,296,129	44,262,305	30,534,685
Undistributed (Over-distribution of) net investment income	2,412,203	1,062,173	686,508	547,726
Accumulated net realized gain (loss)	(2,950,583)	(572,792)	(1,065,282)	(505,938)
Net unrealized appreciation (depreciation)	15,653,149	5,221,318	3,389,422	3,296,824
Net assets applicable to Common shares	$163,023,075	$66,049,281	$47,304,173	$33,894,873
Authorized shares:
Common	200,000,000	Unlimited	Unlimited	Unlimited
Preferred	1,000,000	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

52 Nuveen Investments

Statement of
Operations
Six Months Ended August 31, 2010
(Unaudited)

	Michigan	Michigan	Michigan
	Quality	Premium	Dividend
	Income	Income	Advantage
	(NUM)	(NMP)	(NZW)
Investment Income	$6,445,523	$4,160,795	$1,100,090
Expenses
Management fees	833,103	530,333	141,849
Preferred shares – auction fees	66,032	40,605	10,793
Preferred shares – dividend disbursing agent fees	10,082	10,082	5,041
Shareholders’ servicing agent fees and expenses	8,748	6,688	350
Interest expense on floating rate obligations	18,210	11,688	3,336
Custodian’s fees and expenses	23,699	16,178	6,814
Directors’/Trustees’ fees and expenses	3,257	2,064	548
Professional fees	11,236	9,174	5,257
Shareholders’ reports – printing and mailing expenses	29,331	25,009	9,671
Stock exchange listing fees	4,572	4,572	145
Investor relations expense	10,687	7,064	1,938
Other expenses	15,433	10,299	6,466
Total expenses before custodian fee credit and expense reimbursement	1,034,390	673,756	192,208
Custodian fee credit	(1,012)	(425)	(215)
Expense reimbursement	—	—	(22,323)
Net expenses	1,033,378	673,331	169,670
Net investment income	5,412,145	3,487,464	930,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	125,540	36,317	21,496
Change in net unrealized appreciation (depreciation) of investments	7,671,421	3,853,383	1,145,701
Net realized and unrealized gain (loss)	7,796,961	3,889,700	1,167,197
Distributions to Preferred Shareholders
From net investment income	(181,666)	(112,251)	(30,225)
Decrease in net assets applicable to Common shares from distributions
to Preferred shareholders	(181,666)	(112,251)	(30,225)
Net increase (decrease) in net assets applicable to Common
shares from operations	$13,027,440	$7,264,913	$2,067,392

See accompanying notes to financial statements.

Nuveen Investments 53

Statement of
Operations (continued)
Six Months Ended August 31, 2010
(Unaudited)

	Ohio	Ohio	Ohio	Ohio
	Quality	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NUO)	(NXI)	(NBJ)	(NVJ)
Investment Income	$5,859,311	$2,399,930	$1,713,566	$1,264,091
Expenses
Management fees	745,802	305,486	221,568	158,708
Preferred shares – auction fees	55,200	21,929	16,334	11,721
Preferred shares – dividend disbursing agent fees	15,123	5,041	5,041	5,041
Shareholders’ servicing agent fees and expenses	9,589	554	592	449
Interest expense on floating rate obligations	—	—	—	—
Custodian’s fees and expenses	22,592	11,143	8,736	7,423
Directors’/Trustees’ fees and expenses	2,906	1,167	846	609
Professional fees	10,756	6,467	5,300	5,400
Shareholders’ reports – printing and mailing expenses	34,042	14,985	13,081	11,454
Stock exchange listing fees	4,572	298	219	152
Investor relations expense	9,688	3,730	2,848	2,087
Other expenses	10,221	7,986	7,201	6,664
Total expenses before custodian fee credit and expense reimbursement	920,491	378,786	281,766	209,708
Custodian fee credit	(1,004)	(249)	(181)	(263)
Expense reimbursement	—	(28,079)	(34,868)	(27,077)
Net expenses	919,487	350,458	246,717	182,368
Net investment income	4,939,824	2,049,472	1,466,849	1,081,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,565,589)	(600,542)	(316,849)	(275,797)
Change in net unrealized appreciation (depreciation) of investments	6,718,757	2,171,516	1,493,598	1,007,550
Net realized and unrealized gain (loss)	5,153,168	1,570,974	1,176,749	731,753
Distributions to Preferred Shareholders
From net investment income	(152,283)	(61,402)	(44,984)	(32,767)
Decrease in net assets applicable to Common shares from distributions
to Preferred shareholders	(152,283)	(61,402)	(44,984)	(32,767)
Net increase (decrease) in net assets applicable to Common
shares from operations	$9,940,709	$3,559,044	$2,598,614	$1,780,709

See accompanying notes to financial statements.

54 Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Michigan		Michigan		Michigan
	Quality Income (NUM)		Premium Income (NMP)		Dividend Advantage (NZW)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	8/31/10	2/28/10	8/31/10	2/28/10	8/31/10	2/28/10
Operations
Net investment income	$5,412,145	$10,772,387	$3,487,464	$6,940,535	$930,420	$1,883,250
Net realized gain (loss) from
investments	125,540	(1,126,911)	36,317	(479,222)	21,496	(758,274)
Change in net unrealized appreciation
(depreciation) of investments	7,671,421	13,314,923	3,853,383	7,688,095	1,145,701	3,453,979
Distributions to Preferred Shareholders:
From net investment income	(181,666)	(440,076)	(112,251)	(271,823)	(30,225)	(64,791)
Net increase (decrease) in net assets
applicable to Common shares
from operations	13,027,440	22,520,323	7,264,913	13,877,585	2,067,392	4,514,164
Distributions to Common Shareholders
From net investment income	(4,716,910)	(8,473,599)	(3,071,093)	(5,420,952)	(807,531)	(1,474,799)
Decrease in net assets applicable to
Common shares from distributions
to Common shareholders	(4,716,910)	(8,473,599)	(3,071,093)	(5,420,952)	(807,531)	(1,474,799)
Capital Share Transactions
Common shares:
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	(1,779,734)	(53,956)	(1,271,720)	—	(148,424)
Net increase (decrease) in net assets
applicable to Common shares from
capital share transactions	—	(1,779,734)	(53,956)	(1,271,720)	—	(148,424)
Net increase (decrease) in net assets
applicable to Common shares	8,310,530	12,266,990	4,139,864	7,184,913	1,259,861	2,890,941
Net assets applicable to Common
shares at the beginning of period	170,983,490	158,716,500	109,619,360	102,434,447	29,126,877	26,235,936
Net assets applicable to Common
shares at the end of period	$179,294,020	$170,983,490	$113,759,224	$109,619,360	$30,386,738	$29,126,877
Undistributed (Over-distribution of)
net investment income at the end
of period	$2,566,321	$2,052,752	$1,612,216	$1,308,096	$419,835	$327,171

See accompanying notes to financial statements.

Nuveen Investments 55

Statement of
Changes in Net Assets (Unaudited) (continued)

	Ohio		Ohio		Ohio
	Quality Income (NUO)		Dividend Advantage (NXI)		Dividend Advantage 2 (NBJ)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	8/31/10	2/28/10	8/31/10	2/28/10	8/31/10	2/28/10
Operations
Net investment income	$4,939,824	$9,796,627	$2,049,472	$4,102,042	$1,466,849	$2,919,272
Net realized gain (loss) from
investments	(1,565,589)	363,546	(600,542)	222,662	(316,849)	(18,550)
Change in net unrealized appreciation
(depreciation) of investments	6,718,757	13,563,229	2,171,516	4,711,810	1,493,598	4,761,551
Distributions to Preferred Shareholders:
From net investment income	(152,283)	(380,264)	(61,402)	(156,209)	(44,984)	(115,975)
Net increase (decrease) in net assets
applicable to Common shares
from operations	9,940,709	23,343,138	3,559,044	8,880,305	2,598,614	7,546,298
Distributions to Common Shareholders
From net investment income	(4,356,477)	(7,787,080)	(1,827,018)	(3,281,918)	(1,301,723)	(2,300,529)
Decrease in net assets applicable to
Common shares from distributions
to Common shareholders	(4,356,477)	(7,787,080)	(1,827,018)	(3,281,918)	(1,301,723)	(2,300,529)
Capital Share Transactions
Common shares:
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	—	—	26,760	—	7,013	—
Repurchased and retired	—	—	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares from
capital share transactions	—	—	26,760	—	7,013	—
Net increase (decrease) in net assets
applicable to Common shares	5,584,232	15,556,058	1,758,786	5,598,387	1,303,904	5,245,769
Net assets applicable to Common
shares at the beginning of period	157,438,843	141,882,785	64,290,495	58,692,108	46,000,269	40,754,500
Net assets applicable to Common
shares at the end of period	$163,023,075	$157,438,843	$66,049,281	$64,290,495	$47,304,173	$46,000,269
Undistributed (Over-distribution of)
net investment income at the end
of period	$2,412,203	$1,981,139	$1,062,173	$901,121	$686,508	$566,366

See accompanying notes to financial statements.

56 Nuveen Investments

Statement of
Changes in Net Assets (Unaudited) (continued)
	Ohio
	Dividend Advantage 3 (NVJ)
	Six Months
	Ended	Year Ended
	8/31/10	2/28/10
Operations
Net investment income	$1,081,723	$2,167,213
Net realized gain (loss) from
investments	(275,797)	(180,875)
Change in net unrealized appreciation
(depreciation) of investments	1,007,550	2,739,661
Distributions to Preferred Shareholders:
From net investment income	(32,767)	(83,432)
Net increase (decrease) in net assets
applicable to Common shares
from operations	1,780,709	4,642,567
Distributions to Common Shareholders
From net investment income	(961,023)	(1,708,152)
Decrease in net assets applicable to
Common shares from distributions
to Common shareholders	(961,023)	(1,708,152)
Capital Share Transactions
Common shares:
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	13,504	—
Repurchased and retired	—	—
Net increase (decrease) in net assets
applicable to Common shares from
capital share transactions	13,504	—
Net increase (decrease) in net assets
applicable to Common shares	833,190	2,934,415
Net assets applicable to Common
shares at the beginning of period	33,061,683	30,127,268
Net assets applicable to Common
shares at the end of period	$33,894,873	$33,061,683
Undistributed (Over-distribution of)
net investment income at the end
of period	$547,726	$459,793

See accompanying notes to financial statements.

Nuveen Investments 57

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Michigan Dividend Advantage Municipal Fund (NZW), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO), Nuveen Ohio Dividend Advantage Municipal Fund (NXI), Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) and Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ) (collectively, the “Funds”). Common shares of Michigan Quality Income (NUM), Michigan Premium Income (NMP), and Ohio Quality Income (NUO) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Michigan Dividend Advantage (NZW), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of fixed-income securities and derivative instruments are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and ask prices or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which is usually the case for municipal securities) are valued at fair value as determined by the pricing service using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information provided by Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”) in establishing a fair valuation for the security. These securities are generally classified as Level 2.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; fixed-income securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are

58 Nuveen Investments

subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2010, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. Each Fund’s Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of August 31, 2010, the number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

	Michigan	Michigan	Michigan
	Quality	Premium	Dividend
	Income	Income	Advantage
	(NUM)	(NMP)	(NZW)
Number of shares:
Series M	—	805	—
Series W	—	—	571
Series TH	2,972	1,343	—
Series F	521	—	—
Total	3,493	2,148	571

Nuveen Investments 59

Notes to
Financial Statements (Unaudited) (continued)

	Ohio	Ohio	Ohio	Ohio
	Quality	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NUO)	(NXI)	(NBJ)	(NVJ)
Number of shares:
Series M	645	—	—	—
Series T	—	—	—	620
Series W	—	1,160	—	—
Series TH	1,327	—	—	—
Series TH2	948	—	—	—
Series F	—	—	864	—
Total	2,920	1,160	864	620

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,’’ and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the “maximum rate’’ applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares. As of August 31, 2010, the aggregate amount of outstanding Preferred shares redeemed by each Fund is as follows:

		Michigan	Michigan	Michigan
		Quality	Premium	Dividend
		Income	Income	Advantage
		(NUM)	(NMP)	(NZW)
Preferred shares redeemed, at liquidation value		$6,675,000	$2,300,000	$1,725,000

	Ohio	Ohio	Ohio	Ohio
	Quality	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NUO)	(NXI)	(NBJ)	(NVJ)
Preferred shares redeemed, at liquidation value	$4,000,000	$2,000,000	$2,400,000	$1,000,000

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

60 Nuveen Investments

During the six months ended August 31, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2010, the Funds were not invested in externally-deposited Recourse Trusts.

	Michigan	Michigan	Michigan	Ohio	Ohio	Ohio	Ohio
	Quality	Premium	Dividend	Quality	Dividend	Dividend	Dividend
	Income	Income	Advantage	Income	Advantage	Advantage 2	Advantage 3
	(NUM)	(NMP)	(NZW)	(NUO)	(NXI)	(NBJ)	(NVJ)
Maximum exposure to Recourse Trusts	$—	$—	$—	$—	$—	$—	$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the following Funds during the six months ended August 31, 2010, were as follows:

	Michigan	Michigan	Michigan
	Quality	Premium	Dividend
	Income	Income	Advantage
	(NUM)	(NMP)	(NZW)
Average floating rate obligations outstanding	$3,630,000	$2,330,000	$665,000
Average annual interest rate and fees	1.00%	1.00%	1.00%

Derivative Financial Instruments
Each Fund is authorized to invest in futures, options, swaps and other derivative instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2010.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Nuveen Investments 61

Notes to
Financial Statements (Unaudited) (continued)

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
In determining the value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2010:

Michigan Quality Income (NUM)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$269,734,277	$—	$269,734,277
Michigan Premium Income (NMP)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$167,745,222	$—	$167,745,222
Michigan Dividend Advantage (NZW)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$44,808,670	$—	$44,808,670
Ohio Quality Income (NUO)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$230,210,184	$—	$230,210,184
Ohio Dividend Advantage (NXI)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$93,681,178	$247,569	$93,928,747
Ohio Dividend Advantage 2 (NBJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$67,829,167	$176,835	$68,006,002
Ohio Dividend Advantage 3 (NVJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$48,635,903	$141,468	$48,777,371

62 Nuveen Investments

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Ohio Dividend	Ohio Dividend	Ohio Dividend
	Advantage	Advantage 2	Advantage 3
	(NXI)	(NBJ)	(NVJ)
	Level 3	Level 3	Level 3
	Municipal Bonds	Municipal Bonds	Municipal Bonds
Balance at the beginning of period	$—	$—	$—
Gains (losses):
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—
Net purchases at cost (sales at proceeds)	—	—	—
Net discounts (premiums)	—	—	—
Net transfers in to (out of) at end of period fair value	247,569	176,835	141,468
Balance at the end of period	$247,569	$176,835	$141,468

“Change in net unrealized appreciation (depreciation) of investments” presented on the Statement of Operations includes net unrealized appreciation (depreciation) related to securities classified as Level 3 at period end as follows:

	Ohio	Ohio	Ohio
	Dividend	Dividend	Dividend
	Advantage	Advantage 2	Advantage 3
	(NXI)	(NBJ)	(NVJ)
Level 3 net unrealized appreciation (depreciation)	$1,435	$1,025	$820

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2010.

4. Fund Shares
Common Shares
Transactions in Common shares were as follows:
	Michigan Quality		Michigan Premium		Michigan Dividend
	Income (NUM)		Income (NMP)		Advantage (NZW)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/10	2/28/10	8/31/10	2/28/10	8/31/10	2/28/10
Common shares:
Issued to shareholders due to
reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	(153,900)	(4,200)	(110,400)	—	(12,200)
Weighted average Common share:
Price per share repurchased and retired	—	$11.54	$12.83	$11.50	—	$12.15
Discount per share repurchased and retired	—	18.15%	11.54%	17.11%	—	13.24%

	Ohio Quality		Ohio Dividend
	Income (NUO)		Advantage (NXI)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	8/31/10	2/28/10	8/31/10	2/28/10
Common shares:
Issued to shareholders due to
reinvestment of distributions	—	—	1,766	—
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	—	—	—	—
Discount per share repurchased and retired	—	—	—	—

Nuveen Investments 63

Notes to
Financial Statements (Unaudited) (continued)

	Ohio Dividend		Ohio Dividend
	Advantage 2 (NBJ)		Advantage 3 (NVJ)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	8/31/10	2/28/10	8/31/10	2/28/10
Common shares:
Issued to shareholders due to
reinvestment of distributions	476	—	883	—
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	—	—	—	—
Discount per share repurchased and retired	—	—	—	—

Preferred Shares
Transactions in Preferred shares were as follows:
		Michigan Quality Income (NUM)
	Six Months Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series TH	—	$—	122	$3,050,000
Series F	—	—	21	525,000
Total	—	$—	143	$3,575,000

		Michigan Premium Income (NMP)
	Six Months Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series M	—	$—	35	$875,000
Series TH	—	—	57	1,425,000
Total	—	$—	92	$2,300,000

	Michigan Dividend Advantage (NZW)
	Six Months Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series W	—	$—	26	$650,000

		Ohio Quality Income (NUO)
	Six Months Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series M	—	$—	35	$875,000
Series TH	—	—	73	1,825,000
Series TH2	—	—	52	1,300,000
Total	—	$—	160	$4,000,000

64 Nuveen Investments

Ohio Dividend Advantage (NXI)
	Six Months Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series T	—	$—	80	$2,000,000

Ohio Dividend Advantage 2 (NBJ)
	Six Months Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series F	—	$—	60	$1,500,000

Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series T	—	$—	40	$1,000,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended August 31, 2010, were as follows:

		Michigan	Michigan	Michigan
		Quality	Premium	Dividend
		Income	Income	Advantage
		(NUM)	(NMP)	(NZW)
Purchases		$9,080,403	$4,131,155	$1,781,276
Sales and maturities		5,836,250	3,147,307	1,668,700

	Ohio	Ohio	Ohio	Ohio
	Quality	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NUO)	(NXI)	(NBJ)	(NVJ)
Purchases	$13,813,321	$4,310,835	$2,586,232	$3,252,835
Sales and maturities	16,444,797	4,015,599	2,276,628	3,107,039

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Nuveen Investments 65

Notes to
Financial Statements (Unaudited) (continued)

At August 31, 2010, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Michigan	Michigan	Michigan
	Quality	Premium	Dividend
	Income	Income	Advantage
	(NUM)	(NMP)	(NZW)
Cost of investments	$248,615,680	$158,179,702	$42,030,117
Gross unrealized:
Appreciation	$18,108,848	$7,552,106	$2,284,596
Depreciation	(619,356)	(315,815)	(170,658)
Net unrealized appreciation (depreciation) of investments	$17,489,492	$7,236,291	$2,113,938

	Ohio	Ohio	Ohio	Ohio
	Quality	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NUO)	(NXI)	(NBJ)	(NVJ)
Cost of investments	$214,393,432	$88,655,077	$64,605,410	$45,443,201
Gross unrealized:
Appreciation	$16,250,050	$5,988,727	$3,857,670	$3,668,448
Depreciation	(433,298)	(715,057)	(457,078)	(334,278)
Net unrealized appreciation (depreciation) of investments	$15,816,752	$5,273,670	$3,400,592	$3,334,170

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2010, the Funds’ last tax year end, were as follows:

		Michigan	Michigan	Michigan
		Quality	Premium	Dividend
		Income	Income	Advantage
		(NUM)	(NMP)	(NZW)
Undistributed net tax-exempt income*		$2,713,075	$1,776,023	$444,067
Undistributed net ordinary income**		969	177	90
Undistributed net long-term capital gains		—	—	—

	Ohio	Ohio	Ohio	Ohio
	Quality	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NUO)	(NXI)	(NBJ)	(NVJ)
Undistributed net tax-exempt income*	$2,526,500	$1,105,725	$749,997	$584,364
Undistributed net ordinary income**	53,384	58,022	24,745	5,763
Undistributed net long-term capital gains	—	24,115	—	—

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2010, paid on March 1, 2010.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2010, was designated for purposes of the dividends paid deduction as follows:

	Michigan	Michigan	Michigan
	Quality	Premium	Dividend
	Income	Income	Advantage
	(NUM)	(NMP)	(NZW)
Distributions from net tax-exempt income	$8,303,611	$5,617,873	$1,531,890
Distributions from net ordinary income**	—	—	—
Distributions from net long-term capital gains	—	—	—

66 Nuveen Investments

	Ohio	Ohio	Ohio	Ohio
	Quality	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NUO)	(NXI)	(NBJ)	(NVJ)
Distributions from net tax-exempt income	$7,994,424	$3,335,906	$2,373,144	$1,758,180
Distributions from net ordinary income**	—	39,995	—	—
Distributions from net long-term capital gains	—	—	—	—
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2010, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Michigan	Michigan	Michigan	Ohio	Ohio	Ohio
	Quality	Premium	Dividend	Quality	Dividend	Dividend
	Income	Income	Advantage	Income	Advantage 2	Advantage 3
	(NUM)	(NMP)	(NZW)	(NUO)	(NBJ)	(NVJ)
Expiration:
February 29, 2016	$—	$34,858	$—	$—	$14,045	$—
February 28, 2017	337,855	336,297	457,422	1,309,059	522,972	52,532
February 28, 2018	2,690,744	1,586,140	834,359	78,027	211,828	177,836
Total	$3,028,599	$1,957,295	$1,291,781	$1,387,086	$748,845	$230,368

Michigan Dividend Advantage (NZW) elected to defer net realized losses from investments incurred from November 1, 2009 through February 28, 2010, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October capital losses of $8,448 are treated as having arisen on the first day of the current fiscal year.

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Michigan Quality Income (NUM)
Michigan Premium Income (NMP)
Ohio Quality Income (NUO)
Average Daily Net Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For net assets over $5 billion	.3750

Nuveen Investments 67

Notes to
Financial Statements (Unaudited) (continued)
Michigan Dividend Advantage (NZW)
Ohio Dividend Advantage (NXI)
Ohio Dividend Advantage 2 (NBJ)
Ohio Dividend Advantage 3 (NVJ)
Average Daily Net Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For net assets over $2 billion	.3750
The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

* The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily net assets and managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of August 31, 2010, the complex-level fee rate was .1831%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Ohio Dividend Advantage’s (NXI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30
* From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage (NXI) for any portion of its fees and expenses beyond March 31, 2011.

68 Nuveen Investments

For the first ten years of Michigan Dividend Advantage’s (NZW) and Ohio Dividend Advantage 2’s (NBJ) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
September 30,		September 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30
* From the commencement of operations.

The Adviser has not agreed to reimburse Michigan Dividend Advantage (NZW) and Ohio Dividend Advantage 2 (NBJ) for any portion of their fees and expenses beyond September 30, 2011.

For the first ten years of Ohio Dividend Advantage 3’s (NVJ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30
* From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage 3 (NVJ) for any portion of its fees and expenses beyond March 31, 2012.

8. New Accounting Standards

Fair Value Measurements
On January 21, 2010, the Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments 69

Financial
Highlights(Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions					Discount
				from Net	from		Net			from		Ending
	Beginning		Net	Investment	Capital		Investment	Capital		Common		Common
	Common		Realized/	Income to	Gains to		Income to	Gains to		Shares		Share
	Share	Net	Unrealized	Preferred	Preferred		Common	Common		Repurchased		Net	Ending
	Net Asset	Investment	Gain	Share-	Share-		Share-	Share-		and		Asset	Market
	Value	Income	(Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
Michigan Quality Income (NUM)
Year Ended 2/28:
2011(f)	$14.79	$.47	$.68	$(.02)	$—	$1.13	$(.41)	$—	$(.41)	$—		$15.51	$14.61
2010	13.55	.93	1.06	(.04)	—	1.95	(.73)	—	(.73)	.02		14.79	12.94
2009(g)	14.13	.54	(.60)	(.13)	—	(.19)	(.39)	—	(.39)	—		13.55	10.61
Year Ended 7/31:
2008	14.96	.93	(.71)	(.24)	(.04)	(.06)	(.67)	(.10)	(.77)	—		14.13	12.32
2007	15.17	.94	(.10)	(.25)	(.02)	.57	(.71)	(.07)	(.78)	—		14.96	14.16
2006	15.88	.96	(.52)	(.21)	(.02)	.21	(.81)	(.11)	(.92)	—		15.17	14.41
2005	15.51	.98	.57	(.13)	(.01)	1.41	(.93)	(.11)	(1.04)	—		15.88	15.67
Michigan Premium Income (NMP)
Year Ended 2/28:
2011(f)	14.40	.46	.50	(.01)	—	.95	(.40)	—	(.40)	—	**	14.95	13.97
2010	13.26	.90	.97	(.04)	—	1.83	(.71)	—	(.71)	.02		14.40	12.50
2009(g)	13.87	.52	(.63)	(.12)	—	(.23)	(.38)	—	(.38)	—	**	13.26	10.44
Year Ended 7/31:
2008	14.65	.89	(.69)	(.23)	(.02)	(.05)	(.66)	(.07)	(.73)	—		13.87	12.38
2007	14.92	.90	(.12)	(.23)	(.02)	.53	(.71)	(.09)	(.80)	—		14.65	13.80
2006	15.55	.91	(.40)	(.18)	(.02)	.31	(.79)	(.15)	(.94)	—		14.92	14.27
2005	15.19	.93	.50	(.11)	—	1.32	(.91)	(.05)	(.96)	—		15.55	15.68

	Preferred Shares at End of Period
	Aggregate
	Amount	Liquidation	Asset
	Outstanding	Value	Coverage
	(000)	Per Share	Per Share
Michigan Quality Income (NUM)
Year Ended 2/28:
2011(f)	$87,325	$25,000	$76,330
2010	87,325	25,000	73,950
2009(g)	90,900	25,000	68,651
Year Ended 7/31:
2008	94,000	25,000	69,023
2007	94,000	25,000	71,607
2006	94,000	25,000	72,270
2005	94,000	25,000	74,441

Michigan Premium Income (NMP)
Year Ended 2/28:
2011(f)	53,700	25,000	77,961
2010	53,700	25,000	76,033
2009(g)	56,000	25,000	70,730
Year Ended 7/31:
2008	56,000	25,000	72,986
2007	56,000	25,000	75,695
2006	56,000	25,000	76,612
2005	56,000	25,000	78,783

70 Nuveen Investments

		Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Returns		Applicable to Common Shares(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Rate
16.29%	7.76%	$179,294	1.19	%*	1.17	%*	6.23	%*	2%
29.40	14.83	170,983	1.24		1.22		6.50		9
(10.68)	(1.27)	158,717	1.33	*	1.33	*	6.93	*	3
(7.77)	(.43)	165,525	1.29		1.25		6.28		18
3.64	3.77	175,244	1.26		1.22		6.12		13
(2.28)	1.41	177,734	1.23		1.23		6.18		18
9.94	9.28	185,900	1.22		1.22		6.13		8

15.20	6.73	113,759	1.21	*	1.19	*	6.27	*	2
27.06	14.22	109,619	1.25		1.23		6.51		12
(12.57)	(1.62)	102,434	1.32	*	1.32	*	6.83	*	3
(5.09)	(.36)	107,488	1.38		1.23		6.16		20
2.16	3.59	113,558	1.38		1.22		5.97		15
(3.12)	2.06	115,611	1.20		1.10		6.02		6
16.03	8.80	120,475	1.19		1.19		5.96		11

(a)	The amounts shown are based on Common share equivalents.
(b)	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.
Total returns are not annualized.
Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
(c)	Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies,
Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2010.
(g)	For the seven months ended February 28, 2009.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Nuveen Investments 71

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions

				Distributions								Offering
				from	Distributions						Discount	Costs
				Net	from			Net			from	and	Ending
	Beginning		Net	Investment	Capital			Investment	Capital		Common	Preferred	Common
	Common		Realized/	Income to	Gains to			Income to	Gains to		Shares	Share	Share
	Share	Net	Unrealized	Preferred	Preferred			Common	Common		Repurchased	Under-	Net	Ending
	Net Asset	Investment	Gain	Share-	Share-			Share-	Share-		and	writing	Asset	Market
	Value	Income	(Loss)	holders(a)	holders(a)		Total	holders	holders	Total	Retired	Discounts	Value	Value
Michigan Dividend Advantage (NZW)
Year Ended 2/28:
2011(f)	$14.18	$.45	$.56	$(.01)	$—		$1.00	$(.39)	$—	$(.39)	$—	$—	$14.79	$13.99
2010	12.69	.91	1.32	(.03)	—		2.20	(.72)	—	(.72)	.01	—	14.18	12.43
2009(g)	13.68	.54	(1.00)	(.13)	—	**	(.59)	(.39)	(.01)	(.40)	—	—	12.69	10.77
Year Ended 7/31:
2008	14.73	.94	(.95)	(.24)	(.02)		(.27)	(.71)	(.07)	(.78)	—	—	13.68	13.10
2007	14.94	.95	(.14)	(.24)	—	**	.57	(.77)	(.01)	(.78)	—	—	14.73	15.10
2006	15.44	.97	(.40)	(.20)	—		.37	(.87)	—	(.87)	—	—	14.94	15.81
2005	14.82	.98	.63	(.11)	—		1.50	(.89)	—	(.89)	—	.01	15.44	16.79

	Preferred Shares at End of Period
	Aggregate
	Amount	Liquidation	Asset
	Outstanding	Value	Coverage
	(000)	Per Share	Per Share
Michigan Dividend Advantage (NZW)
Year Ended 2/28:
2011(f)	$14,275	$25,000	$78,217
2010	14,275	25,000	76,010
2009(g)	14,925	25,000	68,946
Year Ended 7/31:
2008	16,000	25,000	69,195
2007	16,000	25,000	72,561
2006	16,000	25,000	73,161
2005	16,000	25,000	74,720

72 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets						Ratios to Average Net Assets
			Applicable to Common Shares						Applicable to Common Shares
Total Returns			Before Reimbursement(c)						After Reimbursement(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Including		Excluding		Investment		Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Interest(e)		Interest		Income		Rate
15.93%	7.19%	$30,387	1.30	%*	1.28	%*	6.13	%*	1.15	%*	1.13	%*	6.28	%*	4%
22.58	17.70	29,127	1.35		1.33		6.48		1.15		1.13		6.68		6
(14.48)	(4.20)	26,236	1.48	*	1.48	*	7.03	*	1.22	*	1.22	*	7.29	*	4
(8.10)	(1.95)	28,285	1.39		1.34		6.23		1.07		1.03		6.55		18
.46	3.79	30,439	1.38		1.35		5.89		.99		.96		6.28		19
(.47)	2.46	30,823	1.31		1.31		5.92		.86		.86		6.37		8
21.34	10.41	31,821	1.27		1.27		5.93		.82		.82		6.38		8
(a)	The amounts shown are based on Common share equivalents.
(b)	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.
Total returns are not annualized.
Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
(c)	Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.
(d)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies,
Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2010.
(g)	For the seven months ended February 28, 2009.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Nuveen Investments 73

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions					Discount
				from Net	from		Net			from		Ending
	Beginning		Net	Investment	Capital		Investment	Capital		Common		Common
	Common		Realized/	Income to	Gains to		Income to	Gains to		Shares		Share
	Share	Net	Unrealized	Preferred	Preferred		Common	Common		Repurchased		Net	Ending
	Net Asset	Investment	Gain	Share-	Share-		Share-	Share-		and		Asset	Market
	Value	Income	(Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
Ohio Quality Income (NUO)
Year Ended 2/28:
2011(f)	$16.15	$.51	$.54	$(.02)	$—	$1.03	$(.45)	$—	$(.45)	$—		$16.73	$16.46
2010	14.56	1.01	1.42	(.04)	—	2.39	(.80)	—	(.80)	—		16.15	15.58
2009(g)	15.04	.56	(.52)	(.13)	—	(.09)	(.39)	—	(.39)	—		14.56	12.90
Year Ended 7/31:
2008	15.81	.95	(.71)	(.25)	(.02)	(.03)	(.67)	(.07)	(.74)	—		15.04	13.40
2007	16.01	.96	(.12)	(.26)	(.01)	.57	(.73)	(.04)	(.77)	—		15.81	14.43
2006	16.58	.98	(.42)	(.22)	(.01)	.33	(.85)	(.05)	(.90)	—		16.01	15.83
2005	16.21	1.02	.49	(.12)	—	1.39	(.98)	(.04)	(1.02)	—		16.58	16.96

Ohio Dividend Advantage (NXI)
Year Ended 2/28:
2011(f)	15.15	.48	.37	(.01)	—	.84	(.43)	—	(.43)	—		15.56	15.36
2010	13.83	.96	1.17	(.04)	—	2.09	(.77)	—	(.77)	—	**	15.15	14.48
2009(g)	14.25	.54	(.46)	(.12)	—	(.04)	(.38)	—	(.38)	—		13.83	12.10
Year Ended 7/31:
2008	14.87	.93	(.55)	(.23)	(.03)	.12	(.65)	(.09)	(.74)	—		14.25	12.77
2007	15.02	.94	(.09)	(.24)	(.01)	.60	(.72)	(.03)	(.75)	—		14.87	14.39
2006	15.55	.96	(.40)	(.21)	—	.35	(.85)	(.03)	(.88)	—		15.02	15.05
2005	15.05	1.00	.57	(.11)	—	1.46	(.96)	—	(.96)	—		15.55	17.00

	Preferred Shares at End of Period
	Aggregate
	Amount	Liquidation	Asset
	Outstanding	Value	Coverage
	(000)	Per Share	Per Share
Ohio Quality Income (NUO)
Year Ended 2/28:
2011(f)	$73,000	$25,000	$80,830
2010	73,000	25,000	78,917
2009(g)	77,000	25,000	71,066
Year Ended 7/31:
2008	77,000	25,000	72,603
2007	77,000	25,000	75,017
2006	77,000	25,000	75,658
2005	77,000	25,000	77,267

Ohio Dividend Advantage (NXI)
Year Ended 2/28:
2011(f)	29,000	25,000	81,939
2010	29,000	25,000	80,423
2009(g)	31,000	25,000	72,332
Year Ended 7/31:
2008	31,000	25,000	73,770
2007	31,000	25,000	75,898
2006	31,000	25,000	76,400
2005	31,000	25,000	78,123

74 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets						Ratios to Average Net Assets
			Applicable to Common Shares						Applicable to Common Shares
Total Returns			Before Reimbursement(c)						After Reimbursement(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Including		Excluding		Investment		Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Interest(e)		Interest		Income		Rate
8.63%	6.47%	$163,023	1.16	%*	1.16	%*	6.20	%*	N/A		N/A		N/A		6%
27.57	16.76	157,439	1.20		1.20		6.51		N/A		N/A		N/A		6
(0.71)	(0.49)	141,883	1.35	*	1.31	*	6.77	*	N/A		N/A		N/A		10
(2.18)	(.26)	146,617	1.42		1.26		6.08		N/A		N/A		N/A		14
(4.25)	3.56	154,052	1.29		1.19		5.94		N/A		N/A		N/A		15
(1.36)	2.10	156,026	1.20		1.20		6.05		N/A		N/A		N/A		9
10.25	8.70	160,982	1.19		1.19		6.16		N/A		N/A		N/A		14

9.13	5.65	66,049	1.17	*	1.17	*	6.23	*	1.08	%*	1.08	%*	6.31	%*	4
26.70	15.46	64,290	1.21		1.21		6.47		1.06		1.06		6.62		7
(2.08)	(0.15)	58,692	1.35	*	1.31	*	6.64	*	1.12	*	1.09	*	6.87	*	10
(6.21)	.83	60,475	1.39		1.24		6.06		1.12		.97		6.33		17
.52	4.02	63,114	1.32		1.22		5.85		.97		.87		6.20		14
(6.53)	2.32	63,735	1.21		1.21		5.85		.79		.79		6.27		6
21.79	9.87	65,873	1.21		1.21		6.00		.77		.77		6.45		14

(a)	The amounts shown are based on Common share equivalents.
(b)	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.
Total returns are not annualized.
Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
(c)	Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.
(d)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies,
Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2010.
(g)	For the seven months ended February 28, 2009.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund does not have a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments 75

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions					Discount
				from Net	from		Net			from		Ending
	Beginning			Investment	Capital		Investment	Capital		Common		Common
	Common		Net	Income to	Gains to		Income to	Gains to		Shares		Share
	Share	Net	Realized/	Preferred	Preferred		Common	Common		Repurchased		Net	Ending
	Net Asset	Investment	Unrealized	Share-	Share-		Share-	Share-		and		Asset	Market
	Value	Income	Gain (Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28:
2011(f)	$14.74	$.47	$.37	$(.01)	$—	$.83	$(.42)	$—	$(.42)	$—		$15.15	$14.83
2010	13.06	.93	1.53	(.04)	—	2.42	(.74)	—	(.74)	—		14.74	13.85
2009(g)	13.87	.54	(.84)	(.13)	—	(.43)	(.38)	—	(.38)	—		13.06	11.58
Year Ended 7/31:
2008	14.64	.93	(.73)	(.25)	(.02)	(.07)	(.64)	(.06)	(.70)	—		13.87	12.37
2007	14.81	.92	(.10)	(.25)	(.01)	.56	(.69)	(.04)	(.73)	—		14.64	13.80
2006	15.37	.93	(.41)	(.22)	(.01)	.29	(.80)	(.05)	(.85)	—		14.81	14.70
2005	14.85	.95	.61	(.12)	—	1.44	(.90)	(.02)	(.92)	—		15.37	15.48

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28:
2011(f)	15.33	.50	.35	(.02)	—	.83	(.45)	—	(.45)	—		15.71	16.18
2010	13.97	1.00	1.19	(.04)	—	2.15	(.79)	—	(.79)	—	**	15.33	15.20
2009(g)	14.33	.55	(.39)	(.12)	—	.04	(.40)	—	(.40)	—		13.97	11.95
Year Ended 7/31:
2008	14.92	.95	(.56)	(.23)	(.02)	.14	(.67)	(.06)	(.73)	—		14.33	12.91
2007	15.06	.96	(.08)	(.25)	(.01)	.62	(.72)	(.04)	(.76)	—		14.92	14.35
2006	15.57	.95	(.45)	(.22)	—	.28	(.79)	—	(.79)	—		15.06	14.75
2005	14.93	.95	.69	(.11)	—	1.53	(.87)	(.02)	(.89)	—		15.57	15.90

	Preferred Shares at End of Period
	Aggregate
	Amount	Liquidation	Asset
	Outstanding	Value	Coverage
	(000)	Per Share	Per Share
Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28:
2011(f)	$21,600	$25,000	$79,750
2010	21,600	25,000	78,241
2009(g)	23,100	25,000	69,107
Year Ended 7/31:
2008	24,000	25,000	70,090
2007	24,000	25,000	72,598
2006	24,000	25,000	73,169
2005	24,000	25,000	74,935

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28:
2011(f)	15,500	25,000	79,669
2010	15,500	25,000	78,325
2009(g)	16,500	25,000	70,647
Year Ended 7/31:
2008	16,500	25,000	71,881
2007	16,500	25,000	73,778
2006	16,500	25,000	74,252
2005	16,500	25,000	75,918

76 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets						Ratios to Average Net Assets
			Applicable to Common Shares						Applicable to Common Shares
Total Returns			Before Reimbursement(c)						After Reimbursement(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Including		Excluding		Investment		Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Interest(e)		Interest		Income		Rate
10.18%	5.71%	$47,304	1.21	%*	1.21	%*	6.16	%*	1.06	%*	1.06	%*	6.31	%*	3%
26.62	18.91	46,000	1.27		1.27		6.49		1.07		1.07		6.69		8
(3.09)	(3.01)	40,755	1.46	*	1.42	*	6.91	*	1.20	*	1.16	*	7.17	*	5
(5.46)	(.51)	43,286	1.46		1.30		6.10		1.14		.98		6.41		16
(1.26)	3.80	45,694	1.41		1.31		5.76		1.02		.92		6.15		14
.35	1.96	46,242	1.27		1.27		5.71		.81		.81		6.16		8
11.63	9.90	47,937	1.23		1.23		5.71		.78		.78		6.16		14

9.56	5.49	33,895	1.26	*	1.26	*	6.33	*	1.10	*	1.10	*	6.49	*	6
34.62	15.73	33,062	1.30		1.30		6.56		1.07		1.07		6.80		14
(4.29)	.36	30,127	1.46	*	1.42	*	6.63	*	1.15	*	1.12	*	6.93	*	9
(5.13)	.95	30,941	1.47		1.32		6.05		1.12		.97		6.41		19
2.32	4.06	32,194	1.41		1.31		5.85		.99		.89		6.27		19
(2.33)	1.87	32,506	1.28		1.28		5.76		.83		.83		6.21		2
17.60	10.40	33,606	1.27		1.27		5.68		.83		.83		6.12		3

(a)	The amounts shown are based on Common share equivalents.
(b)	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.
Total returns are not annualized.
Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
(c)	Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.
(d)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies,
Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2010.
(g)	For the seven months ended February 28, 2009.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments 77

Annual Investment Management
Agreement Approval Process (Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and the Adviser, including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the

78 Nuveen Investments

Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including continued activities to refinance auction rate preferred securities, manage leverage during periods of market turbulence and implement an enhanced leverage management process, modify investment mandates in light of market conditions and seek shareholder approval as necessary, maintain the fund share repurchase program and maintain shareholder communications to keep shareholders apprised of Nuveen’s efforts in refinancing preferred shares. In addition to the foregoing, the Independent Board Members also noted the additional services that the Adviser or its affiliates provide to closed-end funds, including, in particular, Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing marketing for the closed-end funds; maintaining and enhancing a closed-end fund website; participating in conferences and having direct communications with analysts and financial advisors.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Adviser’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by the Adviser and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members also

Nuveen Investments 79

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

considered the Adviser’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and the Adviser
The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2009 and for the same periods ending March 31, 2010 (or for the periods available for Funds that did not exist during part of the foregoing time frame). In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2009 and for the same periods ending March 31, 2010 (or for the periods available for Funds that did not exist during part of the foregoing time frame). Moreover, the Board reviewed the peer ranking of the Nuveen municipal funds advised by the Adviser in the aggregate. The Independent Board Members also reviewed historic premium and discount levels, including actions taken for the Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Michigan Dividend Advantage Municipal Fund, and Nuveen Michigan Premium Income Municipal Fund, Inc. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing peer comparison information, the Independent Board Members recognized that the Performance Peer Group of certain funds may not adequately represent the objectives and strategies of the funds, thereby limiting the usefulness of comparing a fund’s performance with that of its Performance Peer Group. In this regard, the Independent Board Members considered that the Performance Peer Groups of certain funds (including the Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, and Nuveen Ohio Dividend Advantage Municipal Fund 3) were classified as having significant differences from such funds based on considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers).

Based on their review, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory. The Independent Board Members noted that the Nuveen Ohio Quality Income Municipal Fund, Inc. Nuveen Ohio Dividend Advantage Municipal Fund, and Nuveen Ohio Dividend Advantage Municipal Fund 3 outperformed or matched the performance of their benchmarks in the

80 Nuveen Investments

one- and three-year periods whereas the Nuveen Ohio Dividend Advantage Municipal Fund 2 underperformed its benchmark in the three-year period but outperformed the performance of its benchmark in the one-year period.

The Independent Board Members noted that the performance of the Nuveen Michigan Premium Income Municipal Fund, Inc. and Nuveen Michigan Dividend Advantage Municipal Fund over time was satisfactory compared to peers, falling within the second or third quartiles over various periods. The Independent Board Members also noted that although the Nuveen Michigan Quality Income Municipal Fund, Inc. lagged its peers somewhat in the short-term one-year period, the Fund demonstrated more favorable performance in the longer three- and five-year periods.

C. Fees, Expenses and Profitability
1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). Except as set forth in the following sentence, the Independent Board Members noted that the Funds had net management fees and/or net expense ratios below, at or near (within 5 basis points or less) the peer averages of their Peer Group or Peer Universe. The Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Michigan Premium Income Municipal Fund, Inc. and Nuveen Ohio Quality Income

Nuveen Investments 81

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

Municipal Fund, Inc. had net advisory fees above the peer average but net expense ratios below, at or near the peer expense ratio average.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Adviser to other clients, including municipal separately managed accounts and passively managed municipal bond exchange traded funds (ETFs) that are sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of

82 Nuveen Investments

assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to the Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the

Nuveen Investments 83

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Adviser for serving as agent at Nuveen’s trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Adviser in managing the assets of the Funds and other clients. The Independent Board Members noted that the Adviser does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” the Adviser intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

84 Nuveen Investments

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

Nuveen Investments 85

Reinvest Automatically,
Easily and Conveniently (continued)

per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

86 Nuveen Investments

Glossary of Terms
Used in this Report

■ Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■ Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■ Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

■ Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Nuveen Investments 87

Glossary of Terms
Used in this Report (continued)

■ Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■ Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■ Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

■ Pre-refunding: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■ Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■ Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

88 Nuveen Investments

Other Useful Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust
Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (“NYSE”) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

	Common Shares	Preferred Shares
Fund	Repurchased	Redeemed
NUM	—	—
NMP	4,200	—
NZW	—	—
NUO	—	—
NXI	—	—
NBJ	—	—
NVJ	—	—

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments 89

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed more than $160 billion of assets on September 30, 2010.

Find out how we can help you.

To learn more about the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-C-0810D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: November 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 3, 2010

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 3, 2010